As filed with the Securities and Exchange Commission on August 20, 2004

                                                            File No. 333-_______


                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. _______
                       Post-Effective Amendment No. ______

                        (Check appropriate box or boxes)


                        PIONEER VARIABLE CONTRACTS TRUST

                          (on behalf of its Portfolios:
                           Pioneer Bond VCT Portfolio
                           Pioneer Fund VCT Portfolio
                   Pioneer Growth Opportunities VCT Portfolio
                       Pioneer Mid Cap Value VCT Portfolio
                       Pioneer Money Market VCT Portfolio
                     Pioneer Small Cap Value II VCT Portfolio)


               (Exact Name of Registrant as Specified in Charter)


                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to:  David C. Phelan, Esq.
            Wilmer Cutler Pickering Hale and Dorr LLP
            60 State Street
            Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                           COMBINED PROXY STATEMENT OF
                          SAFECO RESOURCE SERIES TRUST

                              SAFECO BOND PORTFOLIO
                          SAFECO CORE EQUITY PORTFOLIO
                      SAFECO GROWTH OPPORTUNITIES PORTFOLIO
                          SAFECO MONEY MARKET PORTFOLIO
                         SAFECO MULTI CAP CORE PORTFOLIO
                        SAFECO SMALL CAP VALUE PORTFOLIO

(each a series of Safeco Resource Series Trust, and each "your Safeco Portfolio"
                   and collectively, the "Safeco Portfolios")

                                    [address]

                                   PROSPECTUS
                              FOR CLASS I SHARES OF

                           PIONEER BOND VCT PORTFOLIO
                           PIONEER FUND VCT PORTFOLIO
                   PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
                       PIONEER MONEY MARKET VCT PORTFOLIO
                       PIONEER MID CAP VALUE VCT PORTFOLIO
                    PIONEER SMALL CAP VALUE II VCT PORTFOLIO

                          (each a "Pioneer Portfolio")

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          SCHEDULED FOR [       ], 2004

To the owners of variable annuity or life insurance contracts:

You are being asked to vote on the proposals listed below on the enclosed voting instruction card. Your vote will instruct the insurance company that issued your contract how to vote the shares of the portfolio attributable to your contract at the special meeting of shareholders.

A joint special meeting of shareholders (the "Meeting") for each of the Portfolios will be held at the offices of [address] on [ ], 2004 at [ : ] [a/p].m., local time, to consider the following:

1. With respect to each Safeco Portfolio, a proposal to approve an Agreement and Plan of Reorganization. Under the Agreement and Plan of Reorganization, your Safeco Portfolio will transfer all of its assets to an investment company (each a "Pioneer Portfolio") managed by Pioneer Investment Management, Inc. ("Pioneer") in exchange for Class I shares of the Pioneer Portfolio. Some of the Pioneer Portfolios are existing mutual funds with substantially similar investment objective and policies as your Safeco Portfolio. In the case of certain Safeco Portfolios, the Pioneer Portfolio is a newly organized investment company with investment objective and policies substantially the same as your Safeco Portfolio. Class I shares of the applicable Pioneer Portfolio will be distributed to your Safeco Portfolio's shareholders in proportion to the relative net asset value of their share holdings on the closing date of the reorganization. The Pioneer Portfolio also will assume your Safeco Portfolio's liabilities that are included in the calculation of your Safeco Portfolio's net assets at the closing. Your Safeco Portfolio will then be dissolved. As a result of the reorganization you will become shareholders of the Pioneer Portfolio. Your board of trustees recommends that you vote FOR this proposal.

2. With respect to each Safeco Portfolio, a proposal to approve an interim investment advisory agreement between your Safeco Portfolio and Pioneer. This agreement provides for the management of your Safeco Portfolio's assets from August 2, 2004, when the advisory agreement between your Safeco Portfolio and Safeco Asset Management, Inc., each Portfolio's investment adviser, ("SAM") terminated. This interim investment advisory agreement has the same terms, other than its duration, as the agreement between your Safeco Portfolio and SAM. Your board of trustees recommends that you vote FOR this proposal.

3.   Any other business that may properly come before the Meeting.

Shareholders of record as of the close of business on [       ], 2004 are
entitled to vote at the Meeting and any related follow-up meetings.

Whether or not you expect to attend the Meetings, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, your Safeco Portfolio may be required to make additional solicitations.

                                      By order of the Board of Trustees,


                                     [Name]
                                     [Title]
[        ], 2004

                           COMBINED PROXY STATEMENT OF

                          SAFECO RESOURCE SERIES TRUST

                              SAFECO BOND PORTFOLIO
                          SAFECO CORE EQUITY PORTFOLIO
                      SAFECO GROWTH OPPORTUNITIES PORTFOLIO
                          SAFECO MONEY MARKET PORTFOLIO
                         SAFECO MULTI CAP CORE PORTFOLIO
                        SAFECO SMALL CAP VALUE PORTFOLIO

(each a series of Safeco Resource Series Trust, and each "your Safeco Portfolio"
                   and collectively, the "Safeco Portfolios")

The address and telephone number of each Portfolio is [address] and [telephone].

                                   PROSPECTUS
                              FOR CLASS I SHARES OF

                           PIONEER BOND VCT PORTFOLIO
                           PIONEER FUND VCT PORTFOLIO
                   PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
                       PIONEER MONEY MARKET VCT PORTFOLIO
                       PIONEER MID CAP VALUE VCT PORTFOLIO
                    PIONEER SMALL CAP VALUE II VCT PORTFOLIO

                          (each a "Pioneer Portfolio")

The address and telephone number of each Pioneer Portfolio is 60 State Street, Boston, Massachusetts 02109 and 1-800-622-3265 or 1-800-225-6292.

This combined proxy statement and prospectus (the "Proxy Statement/Prospectus") dated [____], 2004 is being furnished to shareholders of the Portfolios listed above (each a "Safeco Portfolio") of Safeco Resource Series Trust in connection with the solicitation by the respective board of trustees (the "Board, or the "Trustees") of the Trust of proxies to be used at a joint meeting of shareholders (the "Meeting") to be held at [INSERT ADDRESS] on [___], 2004 at [time]. The Proxy Statement/Prospectus contains information you should know before voting on (i) the approval of a proposed Agreement and Plan of Reorganization (each a "Plan") between each Safeco Portfolio and a corresponding investment company in the Pioneer family of funds listed above (each a "Pioneer Portfolio") providing for the reorganization of each Safeco Portfolio into a corresponding Pioneer Portfolio (each a "Reorganization"), and (ii) the approval of an interim advisory agreement for each Safeco Portfolio. The following table indicates the corresponding Pioneer Portfolio that each Safeco Portfolio shareholder would receive shares of if each Plan is approved, which Safeco Portfolio shareholders may vote on which proposals and on what page of this Proxy Statement/Prospectus the discussion regarding each proposal begins. Although each Reorganization is similar in structure, you should read carefully the specific discussion regarding your Safeco Portfolio's Reorganization.

====================================================================================================================================
                     Acquired Portfolio          Pioneer Portfolio            Shareholders Entitled to Vote             Page
====================================================================================================================================
Proposal 1           Safeco Bond Portfolio       Pioneer Bond VCT Portfolio   Safeco Bond Portfolio shareholders
====================================================================================================================================
Proposal 2           Safeco Core Equity          Pioneer Fund VCT Portfolio   Safeco Core Equity Portfolio
                     Portfolio                                                shareholders
====================================================================================================================================
Proposal 3           Safeco Growth               Pioneer Growth               Safeco Growth Opportunities Portfolio
                     Opportunities Portfolio     Opportunities VCT Portfolio  shareholders
====================================================================================================================================
Proposal 4           Safeco Money Market         Pioneer Money Market VCT     Safeco Money Market Portfolio
                     Portfolio                   Portfolio                    shareholders
====================================================================================================================================
Proposal 5           Safeco Multi-Cap Core       Pioneer Mid Cap Value VCT    Safeco Multi-Cap Core Portfolio
                     Portfolio                   Portfolio                    shareholders
====================================================================================================================================
Proposal 6           Safeco Small-Cap Value      Pioneer Small Cap Value II   Safeco Small-Cap Value Portfolio
                     Portfolio                   VCT Portfolio                shareholders
====================================================================================================================================
Proposal 7(a)-(f)    Each Portfolio              Not applicable               Shareholders of each Portfolio voting
                                                                              separately as to the proposal that
                                                                              affects their Portfolio
====================================================================================================================================


====================================================================================================================================
Where to Get More Information
====================================================================================================================================
The Safeco Portfolios' prospectuses dated April 30, 2004.      Available to you free of charge by calling 1-800-528-6501. Each prospectus, which is also on file with the SEC, is incorporated by reference into this proxy statement and prospectus.

The Safeco Portfolios' annual report dated December 31,        Available to you free of charge by calling 1-800-528-6501. Also on
2003 and semiannual report dated June 30, 2004.                file with the SEC. See "Available Information." These reports are incorporated by reference into this proxy statement and prospectus.
====================================================================================================================================
Each Pioneer Portfolios' current prospectus and each           Available to you free of charge by calling 1-800-225-6292. These
Pioneer Portfolio's most recent annual and semi-annual         prospectuses are also on file with the SEC.
reports to shareholders
====================================================================================================================================
A statement of additional information for this joint           Available to you free of charge by calling 1-800-225-6292. Also on
proxy statement and prospectus (the "SAI"), dated              file with the SEC. This SAI is incorporated by reference into this
September , 2004. It contains additional information           proxy statement and prospectus.
about your Safeco Portfolios and the Pioneer Portfolios.
====================================================================================================================================
To ask questions about this proxy statement and                Call your Safeco Portfolio's toll-free telephone number:
prospectus.                                                    1-800-[________].
====================================================================================================================================

An investment in any Pioneer Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Shares of the Pioneer Portfolios have not been approved or disapproved by the Securities and Exchange Commission (the "SEC"). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Background to the Reorganizations

Safeco Asset Management Company ("SAM"), the Safeco Portfolios' investment adviser until August 1, 2004, was a subsidiary of Safeco Corporation, a multi-line insurance company. On August 2, 2004, Symetra Financial Corporation ("Symetra") acquired certain assets from Safeco Corporation, including all of the capital stock of SAM. While reviewing the operations of SAM in anticipation of that transaction, Symetra determined that engaging in the business of investment adviser to the Safeco Portfolios was not a core business that it intended to continue. After investigating and discussing several alternatives for ongoing investment management of the Safeco Portfolios with the Trustees, Symetra conducted a search for a new investment adviser for the Safeco Portfolios. Ultimately Symetra decided to recommend to the Boards that Pioneer Investment Management, Inc. ("Pioneer") be hired to manage the Safeco Portfolios on an interim basis until the reorganizations occur and the Safeco Portfolios be reorganized into similar mutual funds managed by Pioneer.

The Boards met at a series of meetings in July 2004. At these meetings your Trustees received and evaluated materials regarding Pioneer and the Pioneer Portfolios, including the performance record and expense structure of each of the Pioneer Portfolios, the impact of the proposed Reorganizations on the Portfolios' shareholders, and the quality of the services offered by Pioneer. At these meetings, Trustees met with representatives of Pioneer. In addition to these general factors, the Trustees also considered these and other factors specifically in the context of each Reorganization. On July 30, 2004, the Boards of Trustees, including all of the Trustees who are not interested persons of SAM (the "Independent Trustees"), unanimously voted to approve each of the Reorganizations.

Pioneer believes that it offers favorable long-term investment performance and enhanced shareholder services to the Safeco Portfolios' shareholders. The Reorganizations will, by combining the assets of two mutual funds and, by being part of a family of funds with greater distribution capabilities, offer the potential for increased economies of scale. Increased economies of scale have the potential of benefiting the shareholders of your Safeco Portfolios and the Pioneer Portfolios by spreading fixed costs over a larger asset base and reducing expenses on a per share basis. There can be no assurance that such economies of scale will be realized.

Why the Trustees are Recommending the Reorganizations

The Trustees believe that reorganizing your Safeco Portfolio into a portfolio with substantially similar investment objective and policies that is part of the Pioneer family of funds offers you potential benefits. These potential benefits and considerations include:

     o SAM, the investment adviser to each of the Portfolios until August 1, 2004, was acquired by Symetra. Symetra informed the Board that it was not interested in continuing to provide investment advisor services to the Safeco Portfolios. Therefore, a change in your Safeco Portfolio's investment advisor was necessary

     o The track record of Pioneer in managing the Pioneer Portfolios as compared to the historical performance of the Safeco Portfolios;

     o The resources of Pioneer, including its infrastructure in shareholder services;

     o The opportunity to be part of a significantly larger family of funds, with additional product offerings and enhanced shareholder servicing options;


     o Pioneer's commitment until the second anniversary of the closing date of the Reorganizations to limit the total operating expenses of the Class I shares of each Pioneer Portfolio.


How Each Reorganization Will Work

     o Each Safeco Portfolio will transfer all of its assets to the corresponding Pioneer Portfolio. Each Pioneer Portfolio will assume the corresponding Safeco Portfolio's liabilities that are included in the calculation of such Safeco Portfolio's net asset value at the closing of the Reorganization (the "Closing Date").


     o Each Pioneer Portfolio will issue Class I shares to the corresponding Safeco Portfolio in amounts equal to the aggregate net asset value of that Safeco Portfolio's shares. Holders of all share classes of your Safeco Portfolio will receive Class I shares of the corresponding Pioneer Portfolio. These shares will be distributed to shareholders in proportion to the relative net asset value of their share holdings on the Closing Date. On the Closing Date, you will hold the shares of the Pioneer Portfolio with the same aggregate net asset value as the shares of your Safeco Portfolio that you held immediately prior to the reorganization.


     o    Each Safeco Portfolio will be dissolved after the Closing Date.


     o Pioneer acts as investment adviser to each Pioneer Portfolio. For a two-year period following the Closing Date, Pioneer has agreed to limit each Pioneer Portfolio's total operating expenses (other than extraordinary expenses) for Class I shares. The expense limitation, if any, applicable to the class of shares of the Pioneer Portfolio into which your Safeco Portfolio is being reorganized is set forth under the discussion of the proposal relating to such Reorganization. Pioneer is not required to limit any expenses after the second anniversary of the Reorganization.


     o The Reorganizations are intended to result in no income, gain or loss being recognized for federal income tax purposes to any of the Pioneer Portfolios, the Safeco Portfolios or the shareholders of the Safeco Portfolios.

Who is Pioneer


Pioneer is registered as an investment adviser under the Investment Advisers Act of 1940 and acts as investment adviser to mutual fund and institutional accounts. Pioneer or its predecessors have been managing mutual funds since 1928 and at June 30, 2004 had, together with its affiliates, over $35 billion in assets under management. Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., an Italian Bank.

Who Bears the Expenses Associated with the Reorganizations

Pioneer and Symetra will pay all out of pocket expenses of the Safeco Portfolios and the Pioneer Portfolios associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this joint Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Portfolios in connection with the Reorganizations; and (4) the Trustee fees and out of pocket expenses incurred as a result of the Reorganizations.

Will Pioneer and Symetra Benefit From the Reorganizations

Pioneer will benefit from managing a larger pool of assets. Pioneer is also acquiring certain assets associated with SAM's mutual funds and institutional account advisory business. In consideration of that acquisition of these assets and certain covenants from Symetra and SAM, including their assistance in facilitating the Reorganization and their assistance in facilitating the Reorganizations and their obligation to indemnify Pioneer against certain liabilities, Pioneer has agreed to pay Symetra up to $30 million. This amount is subject to downward adjustment if the net assets of the Safeco Portfolios that approve the Reorganizations (together with assets in certain other accounts) are less than $2.6 billion.

Why Are Interim Advisory Agreements Being Voted On

Having determined to recommend the Reorganizations, the Trustees elected to appoint Pioneer as investment adviser to each Portfolio until the closing of the Reorganization given that Symetra had indicated that it did not wish to continue to offer investment advisory services to the Safeco Portfolios.

Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), shareholders must approve any new investment adviser to a Safeco Portfolio. However, Rule 15a-4 under the Investment Company Act permits your trustees to appoint an adviser on an interim basis without prior shareholder approval if the new adviser agrees to provide such services on the same terms as the previous adviser and approval of the new adviser is submitted to shareholders within 150 days. Because Pioneer will be making the payment to Symetra discussed above, any fees that Pioneer would be entitled to under the interim advisory agreement will be held in escrow until shareholders approval is obtained. If Pioneer is not approved as investment adviser to a Portfolio, Pioneer will not receive the fee under the current investment advisory agreement with SAM but instead would be paid a fee based upon Pioneer's cost in managing the Portfolio. If the Reorganizations and the appointment of Pioneer as interim investment adviser is not approved by December [ ], 2004, Pioneer will no longer provide advisory services to the Portfolios, unless an extension of the 150 day period is permitted by a Rule or independent position of the staff of the SEC.

What Happens if a Reorganization Is Not Approved

If a Reorganization is not approved, the Board for that Safeco Portfolio will consider what alternative action to take. Such action could include the liquidation of the Portfolio.

Who is Eligible to Vote

If you are the owner of a variable annuity or variable life insurance contract (a "contract owner"), the insurance company that issued your contract is the record owner of portfolio shares. By completing and returning the enclosed voting instruction card, you will instruct the insurance company how to vote the shares of the portfolio attributable to your contract.

Shareholders of record on [ ], 2004 are entitled to attend and vote at the Meeting or any adjournment of the Meeting. On each proposal, all shareholders of a Safeco Portfolio will vote together as a single class. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization and the interim advisory agreement with Pioneer. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.


                                TABLE OF CONTENTS
================================================================================================
                                                                                           Page
================================================================================================
INTRODUCTION
================================================================================================
PROPOSAL 1 - SAFECO BOND PORTFOLIO
================================================================================================
PROPOSAL 2 - SAFECO CORE EQUITY PORTFOLIO
================================================================================================
PROPOSAL 3 - SAFECO GROWTH OPPORTUNITIES PORTFOLIO
================================================================================================
PROPOSAL 4 - SAFECO MONEY MARKET PORTFOLIO
================================================================================================
PROPOSAL 5 - SAFECO MULTI CAP CORE PORTFOLIO
================================================================================================
PROPOSAL 6 - SAFECO SMALL CAP VALUE II PORTFOLIO
================================================================================================
TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION
================================================================================================
TAX STATUS OF EACH REORGANIZATION
================================================================================================
PROPOSAL 7(A)-(F)- APPROVAL OF PIONEER AS INVESTMENT ADVISER FOR EACH PORTFOLIO
================================================================================================
VOTING RIGHTS AND REQUIRED VOTE
================================================================================================
ACTIONS TO BE TAKEN IF THE PROPOSALS ARE NOT APPROVED
================================================================================================
ADDITIONAL INFORMATION ABOUT THE PIONEER PORTFOLIOS
================================================================================================
FINANCIAL HIGHLIGHTS
================================================================================================
INFORMATION CONCERNING THE MEETING
================================================================================================
OWNERSHIP OF SHARES OF THE PORTFOLIOS
================================================================================================
EXPERTS
================================================================================================
AVAILABLE INFORMATION
================================================================================================
ANNEX A - AGREEMENT AND PLAN OF REORGANIZATION
================================================================================================
ANNEX B - FORM OF INTERIM ADVISORY AGREEMENT
================================================================================================
ANNEX C - ADDITIONAL INFORMATION REGARDING PIONEER
================================================================================================

                            Safeco Bond Portfolio and

                           Pioneer Bond VCT Portfolio

                                   PROPOSAL 1

                Approval of Agreement and Plan of Reorganization

                                    SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

                               Comparison of Safeco Bond Portfolio to the Pioneer Bond Portfolio
===================================================================================================================================
                                       Safeco Bond Portfolio                                Pioneer Bond Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A newly created series of Pioneer Variable Contracts
                          diversified open-end management investment            Trust, a diversified open-end management investment
                          company organized as a Delaware statutory trust.      company organized as a Delaware statutory trust.
===================================================================================================================================
Net assets as of          $47.8 million                                         None.  The Pioneer Bond Portfolio is newly created
June 30, 2004                                                                   and does not expect to commence investment
                                                                                operations until the Reorganization occurs.
===================================================================================================================================
Investment advisers and   Investment adviser (until August 1, 2004):            Investment adviser
portfolio managers        SAM                                                   Pioneer

                          Portfolio Managers (until August 1, 2004):            Portfolio Manager:
                          Greg Card (since 2001)
                          CFA, Assistant Vice President, SAM                    Day-to-day management of the Fund's portfolio is the
                                                                                responsibility of a team of fixed income portfolio
                          Tim Hokari (since 2000)                               managers led by Kenneth J. Taubes.
                          Assistant Vice President, SAM
                                                                                Mr. Taubes joined Pioneer as a senior vice president
                          Lesley Fox (since 2000) in 1998 and has been an
                          investment professional since Assistant Vice
                          President, SAM 1982.

                          Nancy McFadden (since 2004)

                          Currently Pioneer is acting as investment adviser to
                          the Portfolio. The portfolio managers of the Pioneer
                          Portfolio, as indicated in the next column, currently
                          manage your Safeco Portfolio.
===================================================================================================================================
Investment objective      Each Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital.

                          Each Portfolio provides written notice to shareholders at least 60 days prior to any change to its investment objective as described above.

===================================================================================================================================
Primary investments       Under normal circumstances, each Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, most of which are medium-term.

===================================================================================================================================
Investment strategies     SAM historically analyzed each security it considers for purchase on a stand-alone basis and on how the security fits in with other assets of the Portfolio. SAM historically considered:

                          o The price of the security relative to its rating and market sector
                          o Structural features, such as an issuer's right to buy the bond back at a stated price (a "call"), or the
                            Portfolio's right to require the issuer to buy the bond back at a stated price (a "put")
                          o The effect the security might have on the existing diversification of Portfolio assets and allocation among various market sectors
                          o The effect the security might have on the yield and sensitivity to interest rate changes of the
                            Portfolio's assets overall

                          Each Portfolio may sell a security if:
                          o A different sector of the market is more attractive
===================================================================================================================================

===================================================================================================================================
                                       Safeco Bond Portfolio                                Pioneer Bond Portfolio
===================================================================================================================================
                          o The adviser is concerned about an issuer's credit
                            risk
                          o The security becomes fully valued
                          o Cash is needed to meet shareholder redemptions
===================================================================================================================================
Other investments         Each Portfolio may invest up to 50% of its assets in mortgage-related securities, including GNMA securities, mortgage pass-through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations ("CMOs") that are rated in the top four investment grades.

                          Each Portfolio may invest significantly in debt securities of the following sectors: domestic industrials, domestic utilities, supranationals, Yankee and foreign. Each Portfolio may also invest in below investment-grade debt securities.

                          Each Portfolio may purchase "when-issued" or "delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

                          Each Portfolio may invest up to 20% if its assets in foreign securities which are listed on a national exchange, including investments in American Depository Receipts.
===================================================================================================================================
Temporary defensive       Each Portfolio may hold cash or invest in high-quality, short-term securities issued by an agency or
strategies                instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds, or repurchase agreements as a temporary defensive measure when market conditions so warrant.
===================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act and each Portfolio is subject to diversification requirements under the Internal Revenue Code of 1986 (the "Code").
===================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.
===================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such action the value of the following securities, in the
securities                aggregate, would exceed 15% of a Portfolio's net assets, each Portfolio will not (i) purchase securities for which there is no readily available market, (ii) purchase time deposits maturing in more than seven days, (iii) purchase over-the-counter (OTC) options or hold assets set aside to cover OTC options written by the Portfolio, (iv) enter into repurchase agreements maturing in more than seven days, or (v) invest in interests in real estate investment trusts which are not readily marketable or interests in real estate limited partnerships which are not listed or traded on the NASDAQ Stock Market.
===================================================================================================================================
Borrowing                 Each Portfolio may borrow money (i) from banks, or (ii) by engaging in reverse repurchase agreements. The
                          Portfolio will not commit to additional securities purchases if total outstanding borrowings are equal to
                          5% or more of total assets.
===================================================================================================================================
Lending                   Each Portfolio may lend securities to qualified institutional investors with a value of up to 33% of the
                          Portfolio's total assets.
===================================================================================================================================
Derivative instruments    Each Portfolio may not purchase securities on margin. However, the Portfolio may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
===================================================================================================================================
Other investment          As described above, the Portfolios have substantially similar investment strategies and policies. Certain policies and restrictions of the non-principal investment policies and restrictions are different. For a more complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
===================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of the Portfolio are not subject to any        The Class I shares of Pioneer Bond Portfolio you
                          sales charges.                                        receive in the Reorganization will not be subject to
                                                                                any sales charge.
===================================================================================================================================
Management and other      Safeco Bond Portfolio pays SAM an investment          Pioneer Opportunities Portfolio pays Pioneer a
fees                      advisory and management fee equal to 0.74% of         management fee equal to 0.50% of the Portfolio's
                          the Portfolio's average daily net assets.             average daily net assets.
                          Pursuant to this arrangement, SAM serves as
                          administrator and fund accounting agent for the       In addition, the Portfolio reimburses Pioneer for
                          Portfolio.                                            certain fund accounting and legal expenses incurred
                                                                                on behalf of the
===================================================================================================================================

===================================================================================================================================
                                       Safeco Bond Portfolio                                Pioneer Bond Portfolio
===================================================================================================================================
                          For the fiscal year ended December 31, 2003,          Portfolio and pays a separate shareholder
                          the Portfolio's annual operating expenses were        servicing/transfer agency fee to Pioneer
                          0.86%, per share.                                     Investment Management Shareholder Services, Inc.
                                                                                ("PIMSS"), an affiliate of Pioneer.

                                                                                Pioneer has agreed until the second anniversary of
                                                                                the closing of the Reorganization to limit the
                                                                                ordinary operating expenses (excluding taxes,
                                                                                commissions, interest and extraordinary expenses)
                                                                                of the Class I shares to 0.89% of the average
                                                                                daily net assets attributable to Class I.
===================================================================================================================================
Distribution and          Shares of each Portfolio are not subject to a Rule 12b-1 fee.
service (12b-1) fee
===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio.  The offering of shares of any Portfolio may be suspended for a period of time, and each Portfolio reserves the right to reject any specific purchase order.  Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.
===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives your request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your Portfolio's prospectus. You can also sell your shares by contacting the Portfolio directly if your account is registered in your name. If the account is established in the shareholder's own name, shareholders may also redeem shares of the Portfolio by telephone or online.
===================================================================================================================================

Comparison of Principal Risks of Investing in the Portfolios

Because each Portfolio has substantially the same investment objective, primary investment policies and strategies, the Portfolios are subject to the same principal risks. Even though each Portfolio seeks a high level of current income, you could lose money on your investment in either Portfolio or not make as much as if you invested elsewhere if:

o Interest rates go up, causing the value of debt securities in the Portfolio to go down

o Below investment grade securities generally have greater volatility, reduced liquidity and a much higher risk of repayment default

o Prepayment fluctuations during periods of declining interest rates may decrease the overall investment returns of the Portfolio

o Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a collateralized mortgage obligation

o Yankee sector bonds carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government and establishment of controls by the foreign government that would inhibit the remittance due to the Portfolio

o Eurodollar bonds are subject to the risk that a foreign government might prevent dollar denominated funds from flowing across its borders

o To the extent the portfolio owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

Set forth below is performance information for Safeco Bond Portfolio. The bar charts show how Safeco Bond Portfolio's total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The tables show average annual total return (before and after sales taxes) for Safeco Bond Portfolio over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Past performance before and after taxes does not indicate future results. Pioneer Bond Portfolio has not commenced investment operations.


                              Safeco Bond Portfolio
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED DOCUMENT.]

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
-2.93   17.87   0.54    8.41    8.90    -3.99   11.79   7.28    7.79    3.28

*During the period shown in the bar chart, your Portfolio's highest quarterly return was 5.96% for the quarter ended June 30, 1995, and the lowest quarterly return was -3.15% for the quarter ended March 31, 1994.

                              Safeco Bond Portfolio
              Average Annual Total Returns as of December 31, 2003

                                                              1 Year        5 Years      10 Years
                                                              ------        -------      --------

Safeco Bond Portfolio                                          3.28%         5.09%         5.70%
Lehman Brothers Aggregate Bond Index(1)                        4.10%         6.62%         6.95%
     (reflects no deduction for fees, expenses or taxes)

------------------
(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, is for reference only, does not mirror the Portfolio's investments, and reflects no deduction for fees or expenses.

The Portfolios' Fees and Expenses

Shareholders of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Bond Portfolio, the expenses of Pioneer Bond Portfolio are estimated. Future expenses for all share classes may be greater or less.

          ===============================================================================================
            Shareholder transaction fees (paid                                  Pioneer Bond Portfolio
              directly from your investment)         Safeco Bond Portfolio          Class I Shares
          ===============================================================================================
          Redemption fees for shares held less                None                       None
          than 30 days
          ===============================================================================================
          Sales charge or deferred sales charge               None                       None
          ===============================================================================================
          Annual Portfolio operating expenses
          (deducted from Portfolio assets)
          (as a % of average net assets)
          ===============================================================================================
          Management fee                                     0.74%                       0.50%
          ===============================================================================================
          Distribution and service (12b-1) fee                None                       None
          ===============================================================================================
          Other expenses                                     0.12%                       0.16%
          ===============================================================================================
          Total Portfolio operating expenses                 0.86%                       0.66%
          ===============================================================================================
          Expense reduction                                   None                       None (1)
          ===============================================================================================
          Net Portfolio operating expenses                   0.86%                       0.66%
          ===============================================================================================

(1) Pioneer has agreed that through the second anniversary of the closing of the Reorganization, Pioneer will limit the ordinary operating expenses of the Class I shares (excluding taxes, commissions, interest and extraordinary expenses) of Pioneer Bond Portfolio to 0.89% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Bond Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.

======================================================================
Example
======================================================================
                        Safeco Bond Portfolio
======================================================================

======================================================================
Year 1                                        $88
======================================================================
Year 3                                       $274
======================================================================
Year 5                                       $477
======================================================================
Year 10                                     $1,061
======================================================================
                       Pioneer Bond Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                        $68
======================================================================
Year 3                                       $213
======================================================================
Year 5                                       $370
======================================================================
Year 10                                      $828
======================================================================

Reasons for the Proposed Reorganization

The Trustees believe that the proposed Reorganization is in the best interests of Safeco Bond Portfolio. The Trustees considered the following matters, among others, in approving the proposal.

First, SAM, the investment adviser to the Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisery services to the Safeco Funds. Consequently, a change in your Portfolio's investment management was necessary.

Second, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of June 30, 2004, assets under management by UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareholders of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareholder account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareholders through exchanges. In addition, Pioneer offers shareholders additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareholder's direct accounts in the Pioneer Funds over the telephone or online.

Third, Pioneer's commitment until the second anniversary of the Reorganization to limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of Class I shares of the Pioneer Bond Portfolio to 0.89% of average daily net assets. In addition, the estimated expenses of Pioneer Bond Portfolio are lower than the expenses of your Safeco Portfolio.

Fourth, the Class I shares of Pioneer Bond Portfolio received in the Reorganization will provide Safeco Bond Portfolio shareholders with exposure to substantially the same investment product as they currently have.

Pioneer and Symetra will pay all expenses of the Safeco Funds and the Pioneer Funds associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this joint Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Funds in connection with the Reorganizations; and (4) the Trustee fees and expenses incurred as a result of the Reorganizations.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganization."

The board of trustees of Pioneer Bond Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Bond Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Bond Portfolio and its shareholders.

Capitalization

The following table sets forth the capitalization of each Portfolio as of December 31, 2003.

        ======================================================================================
                                                                     Pioneer Bond Portfolio
                                         Safeco Bond Portfolio           Class I Shares
                                           December 31, 2003           December 31, 2003
        ======================================================================================
        Net Assets (in thousands)               $51,565                       N/A

        ======================================================================================
        Net Asset Value Per Share               $11.24                        N/A

        ======================================================================================
        Shares Outstanding                     4,587,000                      N/A

        ======================================================================================

It is impossible to predict how many shares of Pioneer Bond Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Bond Portfolio's shares that will actually be received and distributed.

Board's Evaluation and Recommendation

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Bond Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Bond Portfolio.

The Trustees recommend that the shareholders of your Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                        Safeco Core Equity Portfolio and
                           Pioneer Fund VCT Portfolio

                                   PROPOSAL 2

                Approval of Agreement and Plan of Reorganization


                                     SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

                            Comparison of Safeco Core Equity Portfolio to the Pioneer Fund Portfolio
===================================================================================================================================
                                    Safeco Core Equity Portfolio                            Pioneer Fund Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A series of Pioneer Variable Contracts Trust, a
                          diversified open-end management investment company    diversified open-end management investment
                          organized as a Delaware statutory trust.              company organized as a Delaware statutory trust.

===================================================================================================================================
Net assets as of          $306.9 million                                        $   million
June 30, 2004

===================================================================================================================================
Investment advisers and   Investment adviser (until August 1,2004):             Investment adviser
portfolio managers        SAM                                                   Pioneer

                          Portfolio Managers:                                   Portfolio Managers:
                          Richard D. Meagley (since 1995 and until August       John A. Carey
                          1, 2004)                                              Executive Vice President, Pioneer
                          CFA, Vice President, SAM                              Joined Pioneer in 2001
                                                                                Investment Professional Since 1979
                          Darcy McLaren (since 2003 and until August 1,
                          2004)                                                 Walter Hunnewell, Jr.
                          CFA, Vice President, SAM                              Vice President, Pioneer
                          Joined SAM in 1994                                    Joined Pioneer in 2001
                                                                                Investment Professional Since 1985
                          Currently Pioneer is acting as investment adviser to
                          the Portfolio. The portfolio managers of the Pioneer
                          Portfolio, as indicated in the next column, currently
                          manage your Safeco Portfolio.

===================================================================================================================================
Investment objective      The Portfolio seeks long-term growth of capital       The Portfolio seeks reasonable income and capital
                          and reasonable current income.                        growth.

                          =========================================================================================================
                          Each Portfolio provides written notice to shareholders at least 60 days prior to any change to its investment objective as described above.

===================================================================================================================================
Primary investments       Under normal circumstances, the Portfolio             The Portfolio invests the major portion of its
                          invests at least 80% of its net assets (plus          assets in equity securities, primarily of U.S.
                          any borrowings for investment purposes) in            issuers. For purposes of the Portfolio's investment
                          equity securities and, to a much lesser extent,       policies, equity securities include common stocks,
                          invests in equity-related securities.                 convertible debt and other equity instruments, such
                                                                                as depositary receipts, warrants, rights, interests
                                                                                in real estate investment trusts (REITS) and
                                                                                preferred stocks.

===================================================================================================================================

===================================================================================================================================
                                    Safeco Core Equity Portfolio                            Pioneer Fund Portfolio
===================================================================================================================================
Investment strategies     The Portfolio invests primarily in stocks of          Pioneer uses a "value" style of management and
                          larger, established companies that:                   seeks securities selling at reasonable prices or
                          o Are proven performers                               substantial discounts to their underlying values
                          o Have predictable earnings growth over               and then holds these securities until the market
                            a three- to five-year outlook                       values reflect their intrinsic values. Pioneer
                          o Have food value relative to earnings                looks at the following factors in selecting
                            prospects                                           investments: favorable expected returns relative
                                                                                to perceived risk; above average potential for
                          To a lesser extent, the Portfolio buys stocks         earnings and revenue growth; low market valuations
                          the investment adviser believes will benefit          relative to earnings forecast, book value, cash
                          from a specific short-term earnings catalyst,         flow and sales; a sustainable competitive
                          such as a cost-cutting program or company             advantage such as a brand name, customer base,
                          restructure.                                          proprietary technology or economies of scale.

===================================================================================================================================
Other investments         The Portfolio may invest in securities                The Portfolio may invest up to 25% of its total
                          convertible into common stock, but less than          assets in REITs.
                          35% of its total assets will be invested in
                          such securities.                                      The Portfolio may invest up to 10% of its total
                                                                                assets in equity securities of non-U.S. corporate
                          The Portfolio may invest up to 20% of its             issuers and debt securities of non-U.S. corporate
                          assets in foreign securities which are listed         and government issuers.  The Portfolio will not
                          on a national exchange, including investments         invest more than 5% of its total assets in
                          in American Depository Receipts.                      securities of emerging markets issuers.

                                                                                The Portfolio may invest the balances of its
                                                                                assets in debt securities of corporate and
                                                                                government issuers. Generally, the Portfolio
                                                                                acquires debt securities that are rated investment
                                                                                grade, but the Portfolio may invest up to 5% of
                                                                                its net assets in below investment grade debt
                                                                                securities issued by both U.S. and non-U.S.
                                                                                corporate and government issuers, including below
                                                                                investment grade convertible debt securities. The
                                                                                Portfolio invests in debt securities when Pioneer
                                                                                believes that they are consistent with the
                                                                                Portfolio's investment objective by offering the
                                                                                potential for reasonable income and capital
                                                                                growth, to diversity the Portfolio or for greater
                                                                                liquidity.

===================================================================================================================================
Temporary defensive       The Portfolio may hold cash or invest in              The Portfolio may invest all or part of its assets
strategies                high-quality, short-term securities issued by         in securities with remaining maturities of less than
                          an agency or instrumentality of the U.S.              one year, cash equivalents or may hold cash.
                          government, high-quality commercial paper,
                          certificates of deposit, shares of no-load,
                          open-end money market funds, or repurchase agreements
                          as a temporary defensive measure when market
                          conditions so warrant.

===================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act, and each Portfolio is subject to diversification requirements under the Code.

===================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.

===================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such          The Portfolio will not invest more than 15% of its
securities                action the value of the following securities,         net assets in illiquid and other securities that are
                          in the aggregate, would exceed 15% of the             not readily marketable.  Repurchase agreements
                          Portfolio's net assets, the Portfolio will not        maturing in more than seven days will be included
                          (i) purchase securities for which there is no         for purposes of the foregoing limit. Securities
                          readily available market, (ii) purchase time          subject to restrictions on resale under the
                          deposits maturing in more than seven days,            Securities Act of 1933, as amended (the "1933 Act"),
                          (iii) purchase over-the-counter (OTC) options         are considered illiquid unless they are eligible for
                          or hold assets set aside to cover OTC options         resale pursuant to Rule 144A or another exemption
                          written by the Portfolio, (iv) enter into             from the registration requirements of the 1933 Act
                          repurchase agreements maturing in more than           and are determined to be liquid by Pioneer.
                          seven days, or (v) invest in interests in real
                          estate investment trusts which are not readily
                          marketable or interests in real estate limited
                          partnerships which are not listed or traded on
                          the NASDAQ Stock Market.

===================================================================================================================================
Borrowing                 The Portfolio may borrow money (i) from banks,        The Portfolio may not borrow money, except the
                          or (ii) by engaging in reverse repurchase             Portfolio may: (a) borrow from banks or through
                          agreements. The Portfolio will not commit to          reverse repurchase agreements in an amount up to 33
                          additional securities purchases if total              1/3% of the Portfolio's total assets (including the
                          outstanding borrowings are equal to 5% or more        amount borrowed); (b) to the extent permitted by
                          of total assets.                                      applicable law, borrow up to an additional 5% of the
                                                                                Portfolio's assets for temporary purposes; (c)
                                                                                obtain such short-term credits as are necessary
                                                                                for the clearance of Portfolio transactions; (d)
                                                                                the Portfolio may purchase securities on margin to
                                                                                the extent permitted by applicable law; and (e)
                                                                                engage in transactions in mortgage dollar rolls
                                                                                that are accounted for as financings.

===================================================================================================================================

===================================================================================================================================
                                    Safeco Core Equity Portfolio                            Pioneer Fund Portfolio
===================================================================================================================================
Lending                   The Portfolio may lend securities to qualified        The Portfolio may not make loans, except that the
                          institutional investors with a value of up to         Portfolio may (i) lend portfolio securities in
                          33% of the Portfolio's total assets.                  accordance with the Portfolio's investment policies,
                                                                                (ii) enter into repurchase agreements, (iii)
                                                                                purchase all or a portion of an issue of publicly
                                                                                distributed debt securities, bank loan
                                                                                participation interests, bank certificates of
                                                                                deposit, bankers' acceptances, debentures or other
                                                                                securities, whether or not the purchase is made
                                                                                upon the original issuance of the securities, (iv)
                                                                                participate in a credit facility whereby the
                                                                                Portfolio may directly lend to and borrow money
                                                                                from other affiliated Portfolios to the extent
                                                                                permitted under the 1940 Act or an exemption
                                                                                therefrom, and (v) make loans in any other manner
                                                                                consistent with applicable law, as amended and
                                                                                interpreted or modified from time to time by any
                                                                                regulatory authority having jurisdiction.

===================================================================================================================================
Derivative instruments    The Portfolio may write put or call options if,       The Portfolio may use futures and options on
                          as a result thereof, the aggregate value of the       securities, indices and currencies, forward currency
                          assets underlying all such options does not           exchange contracts and other derivatives. The
                          exceed 25% of the Portfolio's net assets.             Portfolio does not use derivatives as a primary
                                                                                investment technique and generally limits their use
                          The Portfolio may purchase put or call options        to hedging. However, the Portfolio may use
                          on futures contracts if, as a result thereof,         derivatives for a variety of non-principal purposes,
                          the aggregate premiums paid on all options or         including:
                          options on futures contracts do not exceed 20%        o As a hedge against adverse changes in stock
                          of the Portfolio's net assets.                          market prices, interest rates or currency
                                                                                  exchange rates
                          The Portfolio may enter into any futures              o As a substitute for purchasing or selling
                          contract or option on a futures contract, if as         securities
                          a result thereof, the aggregate margin deposits       o To increase the Portfolio's return as a
                          and premiums required on all such instruments           non-hedging strategy that may be considered
                          does not exceed 5% of the Portfolio's net               speculative
                          assets.

                          The Portfolio may not purchase securities on margin.
                          However, the Portfolio may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

===================================================================================================================================
Other investment          As described above, the Portfolios have substantially similar principal investment strategies and
policies and              policies. Certain of the non-principal investment policies and restrictions are different. For a more
restrictions              complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
===================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of the Portfolio are not subject to any        The Class I shares of Pioneer Fund Portfolio you
                          sales charges.                                        receive in the Reorganization will not be subject to
                                                                                any sales charge.

===================================================================================================================================
Management and other      Safeco Core Equity Portfolio pays SAM an              Pioneer Fund Portfolio pays Pioneer a management fee
fees                      investment advisory and management fee equal to       equal to 0.65% of the Portfolio's average daily net
                          0.74% of the Portfolio's average daily net            assets.
                          assets.  Pursuant to this agreement, SAM serves
                          as administrator and fund accounting agent for        During its most recent fiscal year, Pioneer Fund
                          the Portfolio.                                        Portfolio paid an advisory fee at an average rate of
                                                                                0.65% of average daily net assets.
===================================================================================================================================

===================================================================================================================================
                                    Safeco Core Equity Portfolio                            Pioneer Fund Portfolio
===================================================================================================================================
                          For the fiscal year ended December 31, 2003,
                          the Portfolio's annual operating expenses were        In addition, the Portfolio reimburses Pioneer for
                          0.80%, per share.                                     certain fund accounting and legal expenses incurred
                                                                                on behalf of the Portfolio and pays a separate
                                                                                shareholder servicing/transfer agency fee to
                                                                                PIMSS, an affiliate of Pioneer.

                                                                                For the fiscal year ended December 31, 2003, the
                                                                                Portfolio's annual operating expenses for Class I
                                                                                shares were 0.76% per share.

                                                                                Pioneer has agreed until the second anniversary of
                                                                                the closing of the Reorganization to limit the
                                                                                ordinary operating expenses (excluding taxes,
                                                                                commissions, interest and expenses) of the Class I
                                                                                shares to 0.80% of the average daily net assets
                                                                                attributable to Class I.

===================================================================================================================================
Distribution and          Shares of each Portfolio are not subject to a Rule 12b-1 fee.
service (12b-1) fee

===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the
                          Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio.  The offering of shares of any Portfolio may be suspended for a period of time, and each
                          Portfolio reserves the right to reject any specific purchase order.  Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives your request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your Portfolio's prospectus. You can also sell your shares by contacting the Portfolio directly if your account is registered in your name. If the account is established in the shareholder's own name, shareholders may also redeem shares of the Portfolio by telephone or online.
===================================================================================================================================

Comparison of Principal Risks of Investing in the Portfolios

Because each Portfolio has a similar investment objective, primary investment policies and strategies, the Portfolios are subject to the same principal risks. You could lose money on your investment in either Portfolio or not make as much as if you invested elsewhere if:

o    The stock market goes down (this risk may be greater in the short term)

o    Value stocks fall out of favor with investors

o The Portfolio's assets remain undervalued or do not have the potential value originally expected

o Stocks selected for income do not achieve the same return as securities selected for capital growth

Past Performance

Set forth below is performance information for each Portfolio. The bar charts show how each Portfolio's total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The tables show average annual total return (before and after sales taxes) for each Portfolio over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Past performance before and after taxes does not indicate future results.

                          Safeco Core Equity Portfolio
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
8.94    28.63   24.79   24.85   24.89   9.31    -10.79  -9.38   -25.91  24.78

*During the period shown in the bar chart, your Portfolio's highest quarterly return was 18.76% for the quarter ended December 31, 1998, and the lowest quarterly return was -18.21% for the quarter ended September 30, 2002.

                     Pioneer Fund Portfolio - Class I Shares
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]

1998    1999    2000    2001    2002    2003
26.12   15.91   1.22    -10.85  -19.03  23.76

*During the period shown in the bar chart, since it's inception on October 31,1997, Pioneer Fund Portfolio's highest quarterly return was 21.04% for the quarter ended December 31, 1998, and the lowest quarterly return was -17.28% for the quarter ended September 30, 2002.

              Average Annual Total Returns as of December 31, 2003

                                                                                           Since
                                                              1 Year        5 Years      Inception       10 Years
                                                              ------        -------      ---------       --------
Safeco Core Equity Portfolio                                  24.78%        -3.96%          N/A            8.34%
Pioneer Fund Portfolio                                        23.76%         0.94%        5.93%(1)          N/A
S&P 500 Index(2)                                              28.67%        -0.57%          4.73          11.06%
     (reflects no deduction for fees, expenses or taxes)

------------
(1)  The Portfolio commenced operations on October 31, 1997.

(2) The S&P 500 Index, an unmanaged index measuring performance of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market, is for reference only and does not mirror the Portfolios' investments.

The Portfolios' Fees and Expenses

Shareholders of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Fund Portfolio, the expenses of Pioneer Fund Portfolio for the period ended December 31, 2003. Future expenses for all share classes may be greater or less.

          ===============================================================================================
          Shareholder transaction fees (paid           Safeco Core Equity      Pioneer Fund Portfolio
          directly from your investment)                   Portfolio               Class I Shares
          ===============================================================================================
          Redemption fees for shares held less                None                      None
          than 30 days
          ===============================================================================================
          Sales charge or deferred sales charge               None                      None
          ===============================================================================================
          Annual Portfolio operating expenses
          (deducted from Portfolio assets)
          (as a % of average net assets)
          ===============================================================================================
          Management fee                                     0.74%                      0.65%
          ===============================================================================================
          Distribution and service (12b-1) fee                None                      None
          ===============================================================================================
          Other expenses                                     0.06%                      0.05%
          ===============================================================================================
          Total Portfolio operating expenses                 0.80%                      0.70%
          ===============================================================================================
          Expense reduction                                   None                      None
          ===============================================================================================
          Net Portfolio operating expenses                   0.80%                      0.70%
          ===============================================================================================

(1) Pioneer has agreed that through the second anniversary of the closing of the Reorganization, Pioneer will limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Class I shares of Pioneer Fund Portfolio to 0.80% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Fund Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.

======================================================================
Example
======================================================================
                    Safeco Core Equity Portfolio
======================================================================

======================================================================
Year 1                                        $82
======================================================================
Year 3                                       $255
======================================================================
Year 5                                       $444
======================================================================
Year 10                                      $990
======================================================================
                       Pioneer Fund Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                        $71
======================================================================
Year 3                                       $224
======================================================================
Year 5                                       $389
======================================================================
Year 10                                      $870
======================================================================

Reasons for the Proposed Reorganization

The Trustees believe that the proposed Reorganization is in the best interests of Safeco Core Equity Portfolio. The Trustees considered the following matters, among others, in approving the proposal.

First, SAM, the investment adviser to the Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment management was necessary.

Second, the investment performance of Pioneer Fund Portfolio is superior to the historical investment performance of your Portfolio. For the one and five year periods ended [June 30], 2004, Class I shares of Pioneer Fund Portfolio had an average annual return of ___% and ___%, respectively, compared to an average annual return of your Portfolio's shares of ___% and ___%, respectively, during the same period. In addition, the Trustees considered the track record of Pioneer in managing equity and fixed income mutual funds.

Third, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of June 30, 2004, assets under management by UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareholders of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareholder account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareholders through exchanges. In addition, Pioneer offers shareholders additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareholder's direct accounts in the Pioneer Funds over the telephone or online.

Fourth, Pioneer Fund Portfolio's lower operating expenses and Pioneer's commitment until the second anniversary of the Reorganization to limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of Class I shares of the Pioneer Fund Portfolio to 0.80% of average daily net assets. Pioneer Fund Portfolio's expense ratio and the expense limitation are no higher than both the gross expenses and expenses net of expense reimbursement of the shares of your Portfolio.

Fifth, the Class I shares of Pioneer Fund Portfolio received in the Reorganization will provide Safeco Core Equity Portfolio shareholders with exposure to substantially the same investment product as they currently have.

Pioneer and Symetra will pay all expenses of the Safeco Funds and the Pioneer Funds associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this joint Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Funds in connection with the Reorganizations; and (4) the Trustee fees and expenses incurred as a result of the Reorganizations.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganization."

The board of trustees of Pioneer Fund Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Fund Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Fund Portfolio and its shareholders.

Capitalization

The following table sets forth the capitalization of each Portfolio as of December 31, 2003.

        ======================================================================================
                                          Safeco Core Equity        Pioneer Fund Portfolio
                                               Portfolio                Class I Shares
                                           December 31, 2003          December 31, 2003
        ======================================================================================
        Net Assets (in thousands)              $316,314                    $154,839

        ======================================================================================
        Net Asset Value Per Share               $22.35                      $18.70

        ======================================================================================
        Shares Outstanding                    14,152,000

        ======================================================================================

It is impossible to predict how many shares of Pioneer Fund Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Fund Portfolio's shares that will actually be received and distributed.

Board's Evaluation and Recommendation

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the board of trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Fund Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Fund Portfolio.


The Trustees recommend that the shareholders of your Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                    Safeco Growth Opportunities Portfolio and
                   Pioneer Growth Opportunities VCT Portfolio

                                   PROPOSAL 3

                Approval of Agreement and Plan of Reorganization

                                     SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

                      Comparison of Safeco Opportunities Portfolio to the Pioneer Opportunities Portfolio
===================================================================================================================================
                                   Safeco Opportunities Portfolio                      Pioneer Opportunities Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A newly created series of Pioneer Variable Contracts
                          diversified open-end management investment            Trust, a diversified open-end management investment
                          company organized as a Delaware statutory trust.      company organized as a Delaware statutory trust.

===================================================================================================================================
Net assets as of          $358.3 million                                        None.  The Pioneer Opportunities Portfolio is newly
June 30, 2004                                                                   created and does not expect to commence investment
                                                                                operations until the Reorganization occurs.

===================================================================================================================================
Investment advisers and   Investment adviser (until August 1, 2004):            Investment adviser
portfolio managers        SAM                                                   Pioneer

                          Portfolio Managers (since 2003 and until August       Portfolio Managers:
                          1, 2004):                                             John A. Carey
                          Jeffrey Schwartz                                      Executive Vice President, Pioneer
                          CFA, Vice President, SAM                              Joined Pioneer in 2001
                                                                                Investment Professional Since 1979
                          Bill Whitlow
                          CFA, Vice President, SAM                              Walter Hunnewell, Jr.
                                                                                Vice President, Pioneer
                          Currently Pioneer is acting as investment             Joined Pioneer in 2001
                          adviser to the Portfolio.  The portfolio              Investment Professional Since 1985
                          managers of the Pioneer Portfolio, as indicated
                          in the next column, currently manage your             Andrew Acheson
                          Safeco Portfolio.                                     [__________________]

===================================================================================================================================
Investment objective      Each Portfolio seeks growth of capital.

                          Each Portfolio provides written notice to shareholders at least 60 days prior to any change to its investment objective as described above

                          =========================================================================================================
                          Each Portfolio provides written notice to shareholders at least 60 days prior to any change to its investment objective as described above.

===================================================================================================================================
Primary investments       To achieve its investment objective, under normal circumstances, each Portfolio invests most of its assets in common stocks of companies its investment adviser considers to be reasonably priced or undervalued, with above average growth potential

===================================================================================================================================
Investment strategies     When evaluating a stock to buy for the Portfolio, SAM historically considered factors such as:
                          o The strength of the company's balances sheet
                          o The quality of the management team
                          o The rate at which the company's earnings are projected to grow
                          o Whether the company's stock may be trading at a discount relative to its industry peers or the overall market

                          Each Portfolio may sell as stock if:
                          o Any of the above factors or other relative-value indicators have deteriorated
                          o The stock becomes overvalued, for example, as a result of overly optimistic earnings forecasts
                          o The stock price reaches a specific target
===================================================================================================================================

===================================================================================================================================
                                   Safeco Opportunities Portfolio                      Pioneer Opportunities Portfolio
===================================================================================================================================
                          o Changes in market value cause the Fund to hold a larger position in the stock than its investment adviser wants
                          o Other companies present more attractive investment opportunities
                          o Cash is needed to meet shareholder redemptions

===================================================================================================================================
Other investments         Each Portfolio may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

                          Each Portfolio may invest up to 20% of assets in foreign securities.

                          Each Portfolio may invest up to 10% of its total assets in debt securities rated below investment grade.

===================================================================================================================================
Temporary defensive       The Portfolio may hold cash or invest in              The Portfolio may invest all or part of its assets
strategies                high-quality, short-term securities issued by         in securities with remaining maturities of less than
                          an agency or instrumentality of the U.S.              one year, cash equivalents or may hold cash.
                          government, high-quality commercial paper,
                          certificates of deposit, shares of no-load,
                          open-end money market funds, or repurchase agreements
                          as a temporary defensive measure when market
                          conditions so warrant.

===================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act, and each Portfolio is subject to diversification requirements under the Code.

===================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.

===================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such action the value of the following securities, in the
securities                aggregate, would exceed 15% of the Portfolio's net assets, the Portfolio will not (i) purchase securities for which there is no readily available market, (ii) purchase time deposits maturing in more than seven days, (iii) purchase over-the-counter (OTC) options or hold assets set aside to cover OTC options written by the Portfolio, (iv) enter into repurchase agreements maturing in more than seven days, or (v) invest in interests in real estate investment trusts which are not readily marketable or interests in real estate limited partnerships which are not listed or traded on the NASDAQ Stock Market.

===================================================================================================================================
Borrowing                 Each Portfolio may borrow money (i) from banks, or (ii) by engaging in reverse repurchase agreements. The
                          Portfolio will not commit to additional securities purchases if total outstanding borrowings are equal to
                          5% or more of total assets.

===================================================================================================================================
Lending                   Each Portfolio may lend securities to qualified institutional investors with a value of up to 33% of the Portfolio's total assets.

===================================================================================================================================
Derivative instruments    Each Portfolio may write a put or call options if, as a result thereof, the aggregate value of the assets underlying all such options does not exceed 25% of the Portfolio's net assets.

                          Each Portfolio may purchase a put or call options or options on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Portfolio do not exceed 20% of the Portfolio's net assets.

                          Each Portfolio may enter into any futures contract or option on futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments do not exceed 5% of the
                          Portfolio's net assets.

                          Each Portfolio may not purchase securities on margin. However, the Portfolio may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

===================================================================================================================================
Other investment          As described above, the Portfolios have substantially similar principal investment strategies and
policies and              policies. Certain of the non-principal investment policies and restrictions are different. For a more
restrictions              complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
===================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of the Portfolio are not subject to any        The Class I shares of Pioneer Opportunities
                          sales charges.                                        Portfolio you receive in the Reorganization will not
                                                                                be subject to any sales charge.

===================================================================================================================================

===================================================================================================================================
                                   Safeco Opportunities Portfolio                      Pioneer Opportunities Portfolio
===================================================================================================================================
Management and other      Safeco Opportunities Portfolio pays SAM an            Pioneer Opportunities Portfolio pays Pioneer a
fees                      investment advisory and management fee equal to       management fee equal to [0.74]% of the Portfolio's
                          0.74% of the Portfolio's average daily net            average daily net assets.
                          assets.  Pursuant to this Agreement, SAM serves
                          as administrator and fund accounting agent for        In addition, the Portfolio reimburses Pioneer for
                          the Portfolio.                                        certain fund accounting and legal expenses incurred
                                                                                on behalf of the Portfolio and pays a separate
                                                                                shareholder servicing/transfer agency fee to PIMSS,
                                                                                an affiliate of Pioneer.
                          For the fiscal year ended December 31, 2003,
                          the Portfolio's annual operating expenses were        Pioneer has agreed until the second anniversary of
                          0.80%, per share.                                     the closing of the Reorganization to limit the
                                                                                ordinary operating expenses (excluding taxes,
                                                                                commissions, interest and extraordinary expenses) of
                                                                                the Class I shares to 0.79% of the average daily net
                                                                                assets attributable to Class I.

===================================================================================================================================
Distribution and          Shares of each Portfolio are not subject to a Rule 12b-1 fee.
service (12b-1) fee

===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the
                          Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio.  The offering of shares of any Portfolio may be suspended for a period of time, and each
                          Portfolio reserves the right to reject any specific purchase order.  Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives your request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your Portfolio's prospectus. You can also sell your shares by contacting the Portfolio directly if your account is registered in your name. If the account is established in the shareholder's own name, shareholders may also redeem shares of the Portfolio by telephone or online.

===================================================================================================================================

Because each Portfolio has a similar investment objective, primary investment policies and strategies, the Portfolios are subject to the same principal risks. You could lose money on your investment in either Portfolio or not make as much as if you invested elsewhere if:

o The stock market goes down (this risk factor may be greater in the short term)
o Growth stocks fall out of favor with investors
o The Portfolio's investments do not have the growth potential originally expected
o The Portfolio's shares may be subject to frequent and more significant changes in value than the stock market in general due to the volatility of some of the smaller companies in which it invests
o During periods of market concern about inflation or deflation, some securities in which the Portfolio invests may become more volatile or decline in value

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:
o Inadequate financial information
o Smaller, less liquid and more volatile markets
o Political and economic upheavals

Past Performance

Set forth below is performance information for Safeco Opportunities Portfolio. The bar charts show how Safeco Opportunities Portfolio's total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The tables show average annual total return (before and after sales taxes) for Safeco Opportunities Portfolio over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Past performance before and after taxes does not indicate future results. Pioneer Opportunities Portfolio has not commenced investment operations.


                         Safeco Opportunities Portfolio
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
11.92   41      32.06   44.55   1.83    5.63    -6.16   19.14   -37.67  42.94

*During the period shown in the bar chart, your Portfolio's highest quarterly return was 33.87% for the quarter ended June 30, 2001, and the lowest quarterly return was -27.53% for the quarter ended September 30, 2002.

                         Safeco Opportunities Portfolio
              Average Annual Total Returns as of December 31, 2003

                                                              1 Year        5 Years      10 Years
                                                              ------        -------      --------

Safeco Opportunities Portfolio                                42.94%         1.02%         12.43%
Russell 2000 Index(1)                                         47.25%         7.13%         9.48%
     (reflects no deduction for fees, expenses or taxes)

--------------------
(1) The Russell 2000 Index, an unmanaged index of 2,000 small capitalization U.S. stocks, is for reference only and does not mirror Safeco Opportunities Portfolio's investments.

The Portfolios' Fees and Expenses

Shareholders of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Opportunities Portfolio, the expenses of Pioneer Opportunities Portfolio are estimated. Future expenses for all share classes may be greater or less.

          ===============================================================================================
                                                                                 Pioneer Opportunities
            Shareholder transaction fees (paid        Safeco Opportunities             Portfolio
              directly from your investment)               Portfolio                 Class I Shares
          ===============================================================================================
          Redemption fees for shares held less                None                        None
          than 30 days
          ===============================================================================================
          Sales charge or deferred sales charge               None                        None
          ===============================================================================================
          Annual Portfolio operating expenses
          (deducted from Portfolio assets)
          (as a % of average net assets)
          ===============================================================================================
          Management fee                                     0.74%                       0.74%
          ===============================================================================================
          Distribution and service (12b-1) fee                None                        None
          ===============================================================================================
          Other expenses                                     0.06%                       0.06%
          ===============================================================================================
          Total Portfolio operating expenses                 0.80%                       0.80%
          ===============================================================================================
          Expense reduction                                   None                      0.01 (1)
          ===============================================================================================
          Net Portfolio operating expenses                   0.80%                       0.79%
          ===============================================================================================

(1) Pioneer has agreed that through the second anniversary of the closing of the Reorganization, Pioneer will limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Investor Class shares of Pioneer Opportunities Portfolio to 0.79% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Opportunities Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.

======================================================================
Example
======================================================================
                   Safeco Opportunities Portfolio
======================================================================

======================================================================
Year 1                                        $82
======================================================================
Year 3                                       $255
======================================================================
Year 5                                       $444
======================================================================
Year 10                                      $990
======================================================================
                   Pioneer Opportunities Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                        $81
======================================================================
Year 3                                       $254
======================================================================
Year 5                                       $444
======================================================================
Year 10                                      $992
======================================================================

Reasons for the Proposed Reorganization

The Trustees believe that the proposed Reorganization is in the best interests of Safeco Opportunities Portfolio. The Trustees considered the following matters, among others, in approving the proposal.


First, SAM, the investment adviser to the Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment management was necessary.


Second, the resources of Pioneers. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of June 30, 2004, assets under management by UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareholders of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareholder account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareholders through exchanges. In addition, Pioneer offers shareholders additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareholder's direct accounts in the Pioneer Funds over the telephone or online.

Third, Pioneer's commitment until the second anniversary of the Reorganization to limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) Class I shares of the Pioneer Opportunities Portfolio to 0.79 % of average daily net assets. This expense ratio is lower than the expense ratio for your Portfolio.

Fourth, the Class I shares of Pioneer Opportunities Portfolio received in the Reorganization will provide Safeco Opportunities Portfolio shareholders with exposure to substantially the same investment product as they currently have.

Pioneer and Symetra will pay all expenses of the Safeco Funds and the Pioneer Funds associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this joint Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Funds in connection with the Reorganizations; and (4) the Trustee fees and expenses incurred as a result of the Reorganizations.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganization."

The board of trustees of Pioneer Opportunities Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Opportunities Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Opportunities Portfolio and its shareholders.

Capitalization

The following table sets forth the capitalization of each Portfolio as of December 31, 2003:

        ======================================================================================
                                                                     Pioneer Opportunities
                                          Safeco Opportunities             Portfolio
                                               Portfolio                Class I Shares
                                           December 31, 2003            December, 2003
        ======================================================================================
        Net Assets (in thousands)               $337,573                      NA

        ======================================================================================
        Net Asset Value Per Share                $19.44                       NA

        ======================================================================================
        Shares Outstanding                     17,364,000                     NA
        ======================================================================================

It is impossible to predict how many shares of Pioneer Opportunities Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Opportunities Portfolio's shares that will actually be received and distributed.

Board's Evaluation and Recommendation

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the board of trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Opportunities Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Opportunities Portfolio.


The Trustees recommend that the shareholders of your Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                        Safeco Money Market Portfolio and
                       Pioneer Money Market VCT Portfolio

                                   PROPOSAL 4

                Approval of Agreement and Plan of Reorganization


                                     SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

                       Comparison of Safeco Money Market Portfolio to the Pioneer Money Market Portfolio
===================================================================================================================================
                                   Safeco Money Market Portfolio                        Pioneer Money Market Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A series of Pioneer Variable Contracts Trust, a
                          diversified open-end management investment            diversified open-end management investment company
                          company organized as a Delaware statutory trust.      organized as a Delaware statutory trust.

===================================================================================================================================
Net assets as of          $24.9 million                                         $   million
June 30, 2004

===================================================================================================================================
Investment advisers and   Investment adviser (until August 1, 2004):            Investment adviser
portfolio managers        SAM                                                   Pioneer

                          Portfolio Managers:                                   Portfolio Manager:
                          Lesley Fox (since 2000 and until August 1, 2004)      Kenneth J. Taubes
                          Assistant Vice President, SAM                         Senior Vice President, Pioneer
                          Joined SAM in 2000                                    Joined Pioneer in 1998
                                                                                Investment Professional Since 1982
                          Cathleen Beauchamp (since 2003 until August 1,
                          2004)
                          CFA

                          Currently Pioneer is acting as investment adviser to the Portfolio. The portfolio managers of the Pioneer
                          Portfolio, as indicated in the next column, currently manage your Safeco Portfolio.

===================================================================================================================================
Investment objective      The Portfolio seeks as high a level of current        The Portfolio seeks current income consistent with
                          income as is consistent with the preservation         preservation of capital and providing liquidity.
                          of capital and liquidity through investment in
                          high-quality money market instruments maturing in 13
                          months or less.

                          =========================================================================================================
                          Each Portfolio provides written notice to shareholders at least 60 days prior to any change to its investment objective as described above.

===================================================================================================================================

===================================================================================================================================
                                   Safeco Money Market Portfolio                        Pioneer Money Market Portfolio
===================================================================================================================================
Primary investments       The Portfolio may invest in:                          The Portfolio invests in high-quality, U.S. dollar
                          o  Commercial paper of both domestic and              denominated money market securities including those
                             foreign issuers                                    issued by:
                          o  Negotiable and non-negotiable                      o  U.S. and foreign banks and savings and loan
                             certificates of deposit, bankers'                     associations with total assets in excess of $10
                             acceptances, and other short-term                     billion
                             obligations of U.S. and foreign banks              o  Corporate issuers
                          o  Repurchase agreements in which the                 o  The U.S. government and its agencies and
                             Portfolio buys securities at one price and            instrumentalities
                             simultaneously agrees to sell them back at a       o  Multinational organizations such as the
                             higher price                                          World Bank
                          o  Variable and floating rate instruments that change
                             interest rates periodically to keep their market
                             value near par
                          o  U.S. government securities
                          o  Taxable municipal bonds

===================================================================================================================================
Investment strategies     The Portfolio will purchase only high-quality         The Portfolio invests exclusively in securities with
                          securities with remaining maturities of 397           a maximum remaining maturity of 397 days and
                          days or less. The portfolio will maintain a           maintains a dollar-weighted average portfolio
                          dollar-weighted average portfolio maturity of         maturity of 90 days or less.
                          no more than 90 days.

                                                                                Pioneer complies with the rating, maturity and
                                                                                diversification requirements applicable to money mar
                                                                                funds. With those limits, Pioneer's assessment of br
                                                                                economic factors that are expected to affect economi
                                                                                activity and interest rates influences its securitie
                                                                                selection.

===================================================================================================================================
Other investments         The Portfolio may invest in:                          The Portfolio may invest more than 25% of its total
                          o  Restricted securities that are exempt              assets in U.S. government securities and obligations
                             from registration requirements and eligible        of U.S. banks.
                             for resale to qualified institutional
                             investors, such as mutual funds, under Rule        The Portfolio may invest in any money market
                             144A of Section 4(2)                               instrument that is a permissible investment for a
                          o  Corporate obligations such as publicly             money market fund under the rules of the Securities
                             traded bonds and notes                             and Exchange Commission, including commercial paper,
                          o  Mortgage-backed securities                         certificates of deposit, time deposits, bankers'
                          o  When-issued and delayed delivery                   acceptances, mortgaged-backed and asset-backed
                             securities whose terms and conditions,             securities, repurchase agreements, municipal
                             including price, are fixed by the issuer,          obligations and other short-term debt securities.
                             but are to be issued and delivered against
                             payment in the future, typically 30 to 45          The Portfolio may not, except with respect to
                             days after the date of commitment.                 investments in obligations of (a) the U.S.
                                                                                government, its agencies, authorities or
                          The Portfolio will limit its investment in            instrumentalities and (b) domestic banks, purchase
                          municipal obligations the interest on which is        any security if, as a result (i) more than 5% of the
                          payable from the revenues of similar types of         assets of the portfolio would be invested in the
                          projects to less than 25% of the Portfolio's          securities of any one issuer, or (ii) more than 25%
                          total assets. As a matter of operating policy,        of its assets would be invested in a particular
                          "similar types of projects" may include sports,       industry.
                          convention or trade show facilities; airports or mass
                          transportation; sewage or solid waste disposal
                          facilities; or air and water pollution control
                          projects.

                          The Portfolio will limit its investment in securities whose issuers are located in the same state to less than 25% of the Portfolio's assets.

                          The Portfolio may invest up to 25% of its total assets in the "first tier securities" of a single issuer for up to three business days after purchase.

                          The Portfolio may not invest more than 5% of its total assets in second tier securities. In addition, the Portfolio may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

===================================================================================================================================

===================================================================================================================================
                                   Safeco Money Market Portfolio                        Pioneer Money Market Portfolio
===================================================================================================================================
===================================================================================================================================
Temporary defensive       The Portfolio may hold cash as a temporary            The Portfolio invests all of its assets in money
strategies                defensive measure when market conditions so           market investments that are eligible investments
                          warrant.                                              under Rule 2a-7 under the Investment Company
                                                                                Act.

===================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act, and each Portfolio is subject to diversification requirements under the Code.

===================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.

===================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such          The Portfolio will not invest more than 10% of its
securities                action the value of the following securities,         net assets in illiquid and other securities that
                          in the aggregate, would exceed 10% of the             are not readily marketable. Repurchase agreements
                          Portfolio's net assets, the Portfolio will not        maturing in more than seven days will be included
                          (i) purchase securities for which there is no         for purposes of the foregoing limit. Securities
                          readily available market, (ii) purchase time          subject to restrictions on resale under the 1933
                          deposits maturing in more than seven days,            Act are considered illiquid unless they are
                          (iii) purchase over-the-counter (OTC) options         eligible for resale pursuant to Rule 144A or
                          or hold assets set aside to cover OTC options         another exemption from the registration
                          written by the Portfolio, (iv) enter into             requirements of the 1933 Act and are determined to
                          repurchase agreements maturing in more than           be liquid by Pioneer.
                          seven days, or (v) invest in interests in real
                          estate investment trusts which are not readily
                          marketable or interests in real estate limited
                          partnerships which are not listed or traded on
                          the NASDAQ Stock Market.

===================================================================================================================================
Borrowing                 The Portfolio may borrow money (i) from banks,        The Portfolio may not borrow money, except from
                          or (ii) by engaging in reverse repurchase             banks to meet redemptions in amounts not exceeding
                          agreements. The Portfolio will not commit to          33 1/3% (taken at the lower of cost or current
                          additional securities purchases if total              value) of itstotal assets (including the amount
                          outstanding borrowings are equal to 5% or more        borrowed). ThePortfolio does not intend to borrow
                          of total assets.                                      money during the coming year, and will do so only as
                                                                                a temporary measure for extraordinary purposes or to
                                                                                facilitate redemptions. The Portfolio will not purch
                                                                                securities while any borrowings are outstanding.

===================================================================================================================================
Lending                   The Portfolio may not make loans, provided that       The Portfolio may not make loans to any person,
                          this restriction does not prevent the Portfolio       except by (i) the purchase of a debt obligation in
                          from purchasing debt obligations, entering into       which the portfolio is permitted to invest and (ii)
                          repurchase agreements, loaning its assets to          engaging in repurchase agreements.
                          broker-dealers or institutional investors and
                          investing in loans, including assignment and
                          participation interests.

===================================================================================================================================
Derivative instruments    The Portfolio may not purchase securities on          The Portfolio may not (i) make short sales of
                          margin. However, the Portfolio may (i) obtain         securities; (ii) purchase securities on margin;
                          short-term credits as necessary to clear its          (iii) write, purchase or otherwise invest in any
                          purchases and sales of securities, and (ii)           put, call, straddle or spread option or buy or
                          make margin deposits in connection with its use       sell real estate, commodities or commodity futures
                          of financial options and futures, forward and         contracts or invest in oil, gas or mineral
                          spot currency contracts, swap transactions and        exploration or development programs.
                          other financial contracts or derivative instruments.

===================================================================================================================================
Other investment          As described above, the Portfolios have substantially similar principal investment strategies and
policies and              policies. Certain of the non-principal investment policies and restrictions are different. For a more
restrictions              complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
===================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of the Portfolio are not subject to any        The Class I shares of Pioneer Money Market Portfolio
                          sales charge.                                         you receive in the Reorganization will not be
                                                                                subject to any sales charge.

===================================================================================================================================
Management and other      Safeco Money Market Portfolio pays SAM an             Pioneer Money Market Portfolio pays Pioneer a
fees                      investment advisory and management fee equal to       management fee equal to 0.50% of the Portfolio's
                          0.65% of the Portfolio's average daily net            average daily net assets.
                          assets.  Pursuant to the Agreement, SAM serves
                          as administrator and fund accounting agent for        During its most recent fiscal year, Pioneer Money
                          the Portfolio.                                        Market Portfolio paid an advisory fee at an average
                                                                                rate of 0.50% of average daily net assets.

===================================================================================================================================

===================================================================================================================================
                                   Safeco Money Market Portfolio                        Pioneer Money Market Portfolio
===================================================================================================================================
===================================================================================================================================
                          For the fiscal year ended December 31, 2003,
                          the Portfolio's annual operating expenses were        In addition, the Portfolio reimburses Pioneer for
                          0.84%, per share.                                     certain fund accounting and legal expenses incurred
                                                                                on behalf of the Portfolio and pays a separate
                                                                                shareholder servicing/transfer agency fee to
                                                                                PIMSS, an affiliate of Pioneer.

                                                                                For the fiscal year ended December 31, 2003, the
                                                                                Portfolio's annual operating expenses for Class I
                                                                                shares were 0.72% per share.


                                                                                Pioneer has agreed until the second anniversary of
                                                                                the closing of the Reorganization to limit the
                                                                                ordinary operating expenses (excluding litigation,
                                                                                indemnification, taxes and other non-recurring,
                                                                                non operating expenses) of the Class I shares to
                                                                                0.90% of the average daily net assets attributable
                                                                                to Class I.

===================================================================================================================================
Distribution and          Shares of each Portfolio are not subject to a Rule 12b-1 fee.
service (12b-1) fee

===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the
                          Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio.  The offering of shares of any Portfolio may be suspended for a period of time, and each
                          Portfolio reserves the right to reject any specific purchase order.  Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives your request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your Portfolio's prospectus. You can also sell your shares by contacting the Portfolio directly if your account is registered in your name. If the account is established in the shareholder's own name, shareholders may also redeem shares of the Portfolio by telephone or online.

===================================================================================================================================

Comparison of Principal Risks of Investing in the Portfolios

Because each Portfolio has a similar investment objective, primary investment policies and strategies, the Portfolios are subject to the same principal risks. You could lose money on your investment in either Portfolio or not make as much as if you invested elsewhere if:

o Interest rates go up causing the value of the Portfolio's investment to decline

o The issuer of a security owned by the Portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

o Pioneer's judgment about the credit quality, attractiveness or relative value or a particular security proves to be incorrect

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Past Performance

Set forth below is performance information for each Portfolio. The bar charts show how each Portfolio's total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The tables show average annual total return (before and after sales taxes) for each Portfolio over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Past performance before and after taxes does not indicate future results.

                          Safeco Money Market Portfolio
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
3.65    5.56    4.94    5.08    4.95    4.63    5.82    3.75    1.53    0.50

*During the period shown in the bar chart, your Portfolio's highest quarterly return was 1.53% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.07% for the quarter ended December 31, 2003.

                 Pioneer Money Market Portfolio - Class I Shares
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]

1996    1997    1998    1999    2000    2001    2002    2003
4.51    4.64    4.68    4.38    5.71    3.39    1.19    0.56

*During the period shown in the bar chart, since inception on March 1, 1995, Pioneer Money Market Portfolio's highest quarterly return was 1.47% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.10% for the quarter ended September 30, 2003.

              Average Annual Total Returns as of December 31, 2003

                                                                                      Since                        7-day
                                                             1 Year     5 Years     Inception      10 Years        Yield
                                                             ------     -------     ---------      --------        -----

Safeco Money Market Portfolio                                0.50%       3.23%         N/A           4.03%         0.28%
Pioneer Money Market Portfolio, Class I Shares(1)            0.56%       3.03%        3.77%           N/A          0.47%
90-day U.S. Treasury Bill                                    1.03%       3.34%        4.10%
     (reflects no deduction for fees, expenses or taxes)

-------------------
(1) The Pioneer Money Market Portfolio commenced operations on March 1, 1995.

The Portfolios' Fees and Expenses

Shareholders of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Money Market Portfolio, the expenses of Pioneer Money Market Portfolio for the period ended December 31, 2003. Future expenses for all share classes may be greater or less.

          ===============================================================================================
                                                                                 Pioneer Money Market
            Shareholder transaction fees (paid        Safeco Money Market              Portfolio
              directly from your investment)               Portfolio                Class I Shares
          ===============================================================================================
          Redemption fees for shares held less                None                       None
          than 30 days
          ===============================================================================================
          Sales charge or deferred sales charge               None                       None
          ===============================================================================================
          Annual Portfolio operating expenses
          (deducted from Portfolio assets)
          (as a % of average net assets)
          ===============================================================================================
          Management fee                                     0.65%                       0.50%
          ===============================================================================================
          Distribution and service (12b-1) fee                None                       None
          ===============================================================================================
          Other expenses                                     0.19%                       0.19%
          ===============================================================================================
          Total Portfolio operating expenses                 0.84%                       0.69%
          ===============================================================================================
          Expense reduction                                   None                     None (1)
          ===============================================================================================
          Net Portfolio operating expenses                   0.84%                       0.69%
          ===============================================================================================

(1) Pioneer has agreed that through the second anniversary of the closing of the Reorganization, Pioneer will limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Class I shares of Pioneer Money Market Portfolio to 0.90% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Money Market Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.

======================================================================
Example
======================================================================
                    Safeco Money Market Portfolio
======================================================================

======================================================================
Year 1                                        $86
======================================================================
Year 3                                       $268
======================================================================
Year 5                                       $466
======================================================================
Year 10                                     $1,037
======================================================================
                   Pioneer Money Market Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                        $71
======================================================================
Year 3                                       $221
======================================================================
Year 5                                       $384
======================================================================
Year 10                                      $859
======================================================================

Reasons for the Proposed Reorganization

The Trustees believe that the proposed Reorganization is in the best interests of Safeco Money Market Portfolio. The Trustees considered the following matters, among others, in approving the proposal.

First, SAM, the investment adviser to the Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment management was necessary.

Second, the investment performance of Pioneer Money Market Portfolio is comparable to the historical investment performance of your Portfolio. For the one and five year periods ended [June 30], 2004, Class I shares of Pioneer Money Market Portfolio had an average annual return of ___% and ___%, respectively, compared to an average annual return of your Portfolio's shares of ___% and ___%, respectively, during the same period. In addition, the Trustees considered the track record of Pioneer in managing equity and fixed income mutual funds.

Third, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of June 30, 2004, assets under management by UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareholders of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareholder account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareholders through exchanges. In addition, Pioneer offers shareholders additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareholder's direct accounts in the Pioneer Funds over the telephone or online.

Fourth, Pioneer Money Market Portfolio's lower operating expenses and Pioneer's commitment until the second anniversary of the Reorganization to limit the total operating expenses of Class I shares of Pioneer Money Market Portfolio to [0.90]% of average daily net assets. Pioneer Money Market Portfolio's expense ratio and the expense limitation are below both the gross expenses and expenses net of expense reimbursement of the shares of your Portfolio.

Fifth, the Class I shares of Pioneer Money Market Portfolio received in the Reorganization will provide Safeco Money Market Portfolio shareholders with exposure to substantially the same investment product as they currently have. Pioneer and Symetra will pay all expenses of the Safeco Funds and the Pioneer Funds associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this joint Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Funds in connection with the Reorganizations; and (4) the Trustee fees and expenses incurred as a result of the Reorganizations.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Transaction."

The board of trustees of Pioneer Money Market Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Money Market Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Money Market Portfolio and its shareholders.

Capitalization

The following table sets forth the capitalization of each Portfolio as of December 31, 2003.

        ======================================================================================
                                                                     Pioneer Money Market
                                          Safeco Money Market             Portfolio
                                               Portfolio                Class I Shares
                                           December 31, 2003          December 31, 2003
        ======================================================================================
        Net Assets (in thousands)               $22,940                    $34,736

        ======================================================================================
        Net Asset Value Per Share                $1.00                      $1.00

        ======================================================================================
        Shares Outstanding                    22,940,000                     [ ]

        ======================================================================================

It is impossible to predict how many shares of Pioneer Money Market Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Money Market Portfolio's shares that will actually be received and distributed.

Board's Evaluation and Recommendation

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the board of trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Money Market Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Money Market Portfolio.


The Trustees recommend that the shareholders of your Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                       Safeco Multi Cap Core Portfolio and
                       Pioneer Mid Cap Value VCT Portfolio

                                   PROPOSAL 5

                Approval of Agreement and Plan of Reorganization

                                     SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

                            Comparison of Safeco MC Core Portfolio to the Pioneer Mid Cap Portfolio
===================================================================================================================================
                                      Safeco MC Core Portfolio                            Pioneer Mid Cap Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A series of Pioneer Variable Contracts Trust, a
                          diversified open-end management investment            diversified open-end management investment company
                          company organized as a Delaware statutory trust.      organized as a Delaware statutory trust.

===================================================================================================================================
Net assets as of          $50 million                                           $     million
June 30, 2004

===================================================================================================================================
Investment advisers and   Investment adviser (until August 1, 2004):            Investment adviser
portfolio managers        SAM                                                   Pioneer

                          Portfolio Managers:                                   Portfolio Managers:
                          Bill Whitlow (since 1997 and until August 1,          J. Rodman Wright
                          2004)                                                 Senior Vice President, Pioneer
                          CFA, Vice President, SAM                              Joined Pioneer in 1994
                                                                                Investment professional since 1988
                          Brian Clancy (since 2003 and until August 1,
                          2004)                                                 Sean Gavin
                          CFA, Equity Analyst                                   Vice President, Pioneer
                                                                                Joined Pioneer in 2002
                          Currently Pioneer is acting as investment adviser to
                          the Portfolio. The portfolio managers of the Pioneer
                          Portfolio, as indicated in the next column, currently
                          manage your Safeco Portfolio.

===================================================================================================================================
Investment objective      The Portfolio seeks long-term growth of capital.      The Portfolio seeks capital appreciation by
                                                                                investing in a diversified portfolio of securities
                                                                                consisting primarily of common stocks.
                          =========================================================================================================
                          Each Portfolio provides written notice to shareholders at least 60 days prior to any change to its investment objective as described above.

===================================================================================================================================
Primary investments       Under normal circumstances, the Portfolio             Normally, the Portfolio invests at least 80% of its
                          invests in a blend of growth and                      total assets in equity securities of mid-size
                          value-orientated stocks of companies of any           companies, that is companies with market values
                          size.                                                 within the range of market values of companies
                                                                                included in the Russell Midcap Value Index.

                                                                                The Portfolio focuses on issuers with
                                                                                capitalizations within the $1 billion to $10 billion
                                                                                range, and that range will change depending on
                                                                                market conditions.

                                                                                The equity securities in which the Portfolio
                                                                                principally invests are common stocks, preferred
                                                                                stocks, depositary receipts and convertible debt, bu
                                                                                the Portfolio may invest in other types of equity
                                                                                securities to a lesser extent, such as warrants and
                                                                                rights.

===================================================================================================================================
Investment strategies     When evaluating a stock to buy for the                Pioneer uses a "value" approach to select the
                          Portfolio, the Portfolio's adviser looks for:         Portfolio's investments.  Pioneer seeks securities
                          o  Faster earnings growth than their                  selling at substantial discounts to their underlying
                             competitors                                        values and then holds these securities until the
                                                                                market values reflect their intrinsic values.
===================================================================================================================================

===================================================================================================================================
                                      Safeco MC Core Portfolio                            Pioneer Mid Cap Portfolio
===================================================================================================================================
                          o  Low price-to-earnings ratios when                  Pioneer evaluates a security's potential value,
                             compared to competitors                            including the attractiveness of its market
                          o  A share price that represents good                 valuation, based on the company's assets and
                             value                                              prospects for earnings growth. Pioneer evaluates
                          o  Potential for long-term appreciation               the issuer based on its financial statements and
                                                                                operations, employing a bottom-up analytic style.

                                                                                Factors Pioneer looks for in selecting investments
                                                                                include:
                                                                                o Favorable expected returns relative to perceived
                                                                                  risk;
                                                                                o Management with demonstrated ability and
                                                                                  commitment to the company
                                                                                o Low market valuations relative to earnings
                                                                                  forecast, book value, cash flow and sales
                                                                                o Turnaround potential for companies that have
                                                                                  been through difficult periods
                                                                                o Estimated private market value in excess of
                                                                                  current stock price
                                                                                o Whether the issuer's industry has strong
                                                                                  fundamentals, such as increasing or sustainable
                                                                                  demand and barriers to entry

===================================================================================================================================
Other investments         The Portfolio may invest in index futures as a        The Portfolio may invest up to 25% of its total
                          cash management technique in order to keep            assets in equity and debt securities of non-U.S.
                          fully invested.                                       issuers. The Portfolio will not invest more than 5%
                                                                                of its total assets in the securities of emerging
                          The Portfolio may invest up to 20% if its             markets issuers.
                          assets in foreign securities which are listed
                          on a national exchange, including investments         The Portfolio may invest up to 20% of its total
                          in American Depository Receipts.                      assets in debt securities of corporate and
                                                                                government issuers. Generally the Portfolio acquires
                                                                                debt securities that are investment grade, but the
                                                                                Portfolio may invest up to 5% of its net assets in
                                                                                below investment grade convertible debt securities
                                                                                issued by both U.S. and non-U.S. issuers. The Portfo
                                                                                invests in debt securities when Pioneer believes the
                                                                                are consistent with the Portfolio's investment
                                                                                objective by offering the potential for capital
                                                                                appreciation, to diversify the Portfolio's portfolio
                                                                                for greater liquidity.

===================================================================================================================================
Temporary defensive       The Portfolio may hold cash or invest in              The Portfolio invest all or part of its assets in
strategies                high-quality, short-term securities issued by         securities with remaining maturities of less than
                          an agency or instrumentality of the U.S.              one year, cash equivalents or may hold cash.
                          government, high-quality commercial paper,
                          certificates of deposit, shares of no-load,
                          open-end money market funds, or repurchase agreements
                          as a temporary defensive measure when market
                          conditions so warrant.
===================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act, and each Portfolio is subject to diversification requirements under the Code.

===================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.

===================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such          The Portfolio will not invest more than 15% of its
securities                action the value of the following securities,         net assets in illiquid and other securities that are
                          in the aggregate, would exceed 15% of a               not readily marketable. Repurchase agreements
                          Portfolio's net assets, each Portfolio will not       maturing in more than seven days will be included
                          (i) purchase securities for which there is no         for purposes of the foregoing limit. Securities
                          readily available market, (ii) purchase time          subject to restrictions on resale under the 1933 Act
                          deposits maturing in more than seven days,            are considered illiquid unless they are eligible for
                          (iii) purchase over-the-counter (OTC) options         resale pursuant to Rule 144A or another exemption
                          or hold assets set aside to cover OTC options         from the registration requirements of the 1933 Act
                          written by the Portfolio, (iv) enter into             and are determined to be liquid by Pioneer
                          repurchase agreements maturing in more than
                          seven days, or (v) invest in interests in real
                          estate investment trusts which are not readily
                          marketable or interests in real estate limited
                          partnerships which are not listed or traded on
                          the NASDAQ Stock Market.

===================================================================================================================================

===================================================================================================================================
                                      Safeco MC Core Portfolio                            Pioneer Mid Cap Portfolio
===================================================================================================================================
Borrowing                 Each Portfolio may borrow money (i) from banks,       The Portfolio may not borrow money, except from
                          or (ii) by engaging in reverse repurchase             banks to meet redemptions in amounts not exceeding
                          agreements. The Portfolio will not commit to          33 1/3% measure (taken at the lower of cost or
                          additional securities purchases if total              current value) of its for total assets (including
                          outstanding borrowings are equal to 5% or more        the amount borrowed). The extraordinary Portfolio
                          of total assets.                                      does not intend to borrow money during the
                                                                                purposes coming year, and will do so only as a
                                                                                temporary or to facilitate redemptions. The
                                                                                Portfolio will not purchase securities while any
                                                                                borrowings are outstanding.

===================================================================================================================================
Lending                   The Portfolio may lend securities to qualified        The Portfolio may not make loans to any person,
                          institutional investors with a value of up to         except by (i) the purchase of a debt obligation in
                          33% of the Portfolio's total assets.                  which the portfolio is permitted to invest and (ii)
                                                                                engaging in repurchase agreements

===================================================================================================================================
Derivative instruments    The Portfolio may not purchase securities on          The Portfolio may not (i) make short sales of
                          margin. However, the Portfolio may (i) obtain         securities; (ii) purchase securities on margin;
                          short-term credits as necessary to clear its          (iii) write, purchase or otherwise invest in any
                          purchases and sales of securities, and (ii)           put, call, straddle or spread option or buy or
                          make margin deposits in connection with its use       sell real estate, commodities or commodity futures
                          of financial options and futures, forward and         contracts or invest in oil, gas or mineral
                          spot currency contracts, swap transactions and        exploration or development programs.
                          other financial contracts or derivative instruments.

                          The Portfolio will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options would exceed 20% of the Portfolio's net assets.

                          The Portfolio will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Portfolio would exceed 20% of the Portfolio's net assets.

                          The Portfolio will not enter into any futures contract or option on futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Portfolio's net assets.

===================================================================================================================================
Other investment          As described above, the Portfolios have substantially similar principal investment strategies
and policies              and policies. Certain of the non-principal investment policies and restrictions are different. For a more
restrictions              complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
===================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of the Portfolio are not subject to any        The Class I shares of Pioneer Mid Cap Portfolio you
                          sales charges.                                        receive in the Reorganization will not be subject to
                                                                                any sales charge.

===================================================================================================================================
Management and other      Safeco MC Core Portfolio pays SAM an investment       Pioneer Mid Cap Portfolio pays Pioneer a management
fees                      advisory and management fee equal to 0.74% of         fee equal to 0.65% of the Portfolio's average daily
                          the Portfolio's average daily net assets.             net assets.
                          Pursuant to this Agreement, SAM serves as
                          administrator and fund accounting agent for the       In addition, the Portfolio reimburses Pioneer for
                          Portfolio.                                            certain fund accounting and legal expenses incurred
                                                                                on behalf of the Portfolio and pays a separate
                          For the fiscal year ended December 31, 2003,          shareholder servicing/transfer agency fee to PIMSS,
                          the Portfolio's annual operating expenses were        an affiliate of Pioneer.
                          0.88%, per share.

                                                                                Pioneer has agreed until the second anniversary of
                                                                                the closing of the Reorganization to limit the
                                                                                ordinary operating expenses (excluding taxes,
                                                                                commissions, interest and extraordinary expenses)
                                                                                of the Class I share to 0.88% of the average daily
                                                                                net assets attributable to Class I.
===================================================================================================================================

===================================================================================================================================
                                      Safeco MC Core Portfolio                            Pioneer Mid Cap Portfolio
===================================================================================================================================
Distribution and          Shares of each Portfolio are not subject to a Rule 12b-1 fee.
service (12b-1) fee

===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the
                          Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio.  The offering of shares of any Portfolio may be suspended for a period of time, and each
                          Portfolio reserves the right to reject any specific purchase order.  Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives your request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your Portfolio's prospectus. You can also sell your shares by contacting the Portfolio directly if your account is registered in your name. If the account is established in the shareholder's own name, shareholders may also redeem shares of the Portfolio by telephone or online.

===================================================================================================================================

Comparison of Principal Risks of Investing in the Portfolios

Because each Portfolio has a similar investment objective, primary investment policies and strategies, the Portfolios are subject to the same principal risks. You could lose money on your investment in either Portfolio or not make as much as if you invested elsewhere if:

o    The stock market goes down (this risk may be greater in the short term)
o    Mid-size or value stocks fall out of favor with investors
o The Portfolio's assets remain undervalued or do not have the potential value originally expected

Each Portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to:

o    Be more sensitive to changes in earnings results and investor expectations
o    Have more limited product lines and capital resources
o    Experience sharper swings in market values
o Be harder to sell at the times and prices the investment adviser thinks appropriate
o    Offer greater potential for gain and loss

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the investment adviser may not be able to sell the Portfolio's securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the Portfolio's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect the securities markets
o    Withholding and other non-U.S. taxes may decrease the Portfolio's return

Past Performance

Set forth below is performance information for each Portfolio. The bar charts show how each Portfolio's total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The tables show average annual total return (before and after sales taxes) for each Portfolio over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Past performance before and after taxes does not indicate future results.

                            Safeco MC Core Portfolio
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
3.65    7.42    12.44   31.02   2.89    54.62   -14.93  -10.64  -24.02  45.46

*During the period shown in the bar chart, your Portfolio's highest quarterly return was 34.35% for the quarter ended December 31, 1999, and the lowest quarterly return was -21.06% for the quarter ended September 30, 2001.

                   Pioneer Mid Cap Portfolio - Class I Shares
                          Calendar Year Total Returns*


[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]

1996    1997    1998    1999    2000    2001    2002    2003
15.03   24.69   -4.02   13.13   18      6.49    -11.21  37.48

*During the period shown in the bar chart, since inception on March 1, 1995, Pioneer Mid Cap Portfolio's highest quarterly return was 17.33% for the quarter ended June 30, 2003, and the lowest quarterly return was -20.94% for the quarter ended September 30, 1998.

                            Safeco MC Core Portfolio
              Average Annual Total Returns as of December 31, 2003

                                                                1 Year        5 Years      10 Years
                                                                ------        -------      --------

Safeco MC Core Portfolio                                        45.46%         5.37%          8.17%
Russell 3000 Index (as compared with your Portfolio)(1)         31.04%         0.36%         10.77%
     (reflects no deduction for fees, expenses or taxes)
S&P 500 Index (1)                                               28.67%        -0.57%         11.06%
     (reflects no deduction for fees, expenses or taxes)

---------------
(1) The Russell 3000 Index, an unmanaged index of 3,000 largest U.S. companies based on market capitalization, and the S&P 500 Index, an unmanaged index of 500 stocks, are for reference only, do not mirror the Portfolio's investments, and reflect no deduction for fees or expenses.

                            Pioneer Mid Cap Portfolio
              Average Annual Total Returns as of December 31, 2003

                                                                                             Since
                                                                1 Year        5 Years      Inception
                                                                ------        -------      ---------

Pioneer Mid Cap Portfolio, Class I Shares(1)                    37.48%        11.64%         12.34%
 Russell Midcap Value Index(2)                                  38.07%         8.73%         14.17%
        (reflects no deduction for fees, expenses or taxes)

(1)  Pioneer Mid Cap Portfolio commenced operations on March 1, 1995.

(2) The Russell Midcap Value Index, an unmanaged index measuring the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values, is for reference only, does not mirror the Portfolio's investments, and reflects no deduction for fees or expenses.

The Portfolios' Fees and Expenses

Shareholders of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Mid Cap Portfolio, the expenses of Pioneer Mid Cap Portfolio for the period ended December 31, 2003. Future expenses for all share classes may be greater or less.


          ===============================================================================================
            Shareholder transaction fees (paid     Safeco MC Core Portfolio   Pioneer Mid Cap Portfolio
              directly from your investment)                                        Class I Shares
          ===============================================================================================
          Redemption fees for shares held less               None                        None
          than 30 days
          ===============================================================================================
          Sales charge or deferred sales charge              None                        None
          ===============================================================================================
          Annual Portfolio operating expenses
          (deducted from Portfolio assets)
          (as a % of average net assets)
          ===============================================================================================
          Management fee                                    0.74%                       0.65%
          ===============================================================================================
          Distribution and service (12b-1) fee               None                        None
          ===============================================================================================
          Other expenses                                    0.14%                       0.18%
          ===============================================================================================
          Total Portfolio operating expenses                0.88%                       0.83%
          ===============================================================================================
          Expense reduction                                  None                        None (1)
          ===============================================================================================
          Net Portfolio operating expenses                  0.88%                       0.88%
          ===============================================================================================


(1) Pioneer has agreed that through the second anniversary of the closing of the Reorganization, Pioneer will limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Class I shares of Pioneer Mid Cap Portfolio to 0.88% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Mid Cap Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.

======================================================================
Example
======================================================================
                      Safeco MC Core Portfolio
======================================================================

======================================================================
Year 1                                        $90
======================================================================
Year 3                                       $281
======================================================================
Year 5                                       $488
======================================================================
Year 10                                     $1,084
======================================================================

======================================================================
                      Pioneer Mid Cap Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                        $90
======================================================================
Year 3                                       $286
======================================================================
Year 5                                       $503
======================================================================
Year 10                                     $1,128
======================================================================

Reasons for the Proposed Reorganization

The Trustees believe that the proposed Reorganization is in the best interests of Safeco MC Core Portfolio. The Trustees considered the following matters, among others, in approving the proposal.

First, SAM, the investment adviser to the Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment management was necessary.

Second, the investment performance of Pioneer Mid Cap Portfolio is comparable to the historical investment performance of your Portfolio. For the one and five year periods ended [June 30], 2004, Class I shares of Pioneer Fund Portfolio had an average annual return of ___% and ___%, respectively, compared to an average annual return of your Portfolio's shares of ___% and ___%, respectively, during the same period. In addition, the Trustees considered the track record of Pioneer in managing equity and fixed income mutual funds.

Third, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of June 30, 2004, assets under management by UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareholders of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareholder account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareholders through exchanges. In addition, Pioneer offers shareholders additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareholder's direct accounts in the Pioneer Funds over the telephone or online.

Fourth, Pioneer Mid Cap Portfolio's lower operating expenses and Pioneer's commitment until the second anniversary of the Reorganization to limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of Class I shares of the Pioneer Mid Cap Portfolio to 0.88% of average daily net assets. This expense ratio is the same as the expense ratio of your Portfolio.

Fifth, the Class I shares of Pioneer Mid Cap Portfolio received in the Reorganization will provide Safeco MC Core Portfolio shareholders with exposure to substantially the same investment product as they currently have.

Pioneer and Symetra will pay all expenses of the Safeco Funds and the Pioneer Funds associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this joint Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Funds in connection with the Reorganizations; and (4) the Trustee fees and expenses incurred as a result of the Reorganizations.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganization".


The board of trustees of Pioneer Mid Cap Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Mid Cap Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a portfolio normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Mid Cap Portfolio and its shareholders.

Capitalization

The following table sets forth the capitalization of each Portfolio as of December 31, 2003.

        ======================================================================================
                                                                       Pioneer Mid Cap
                                                                          Portfolio
                                       Safeco MC Core Portfolio         Class I Shares
                                           December 31, 2003          December 31, 2003
        ======================================================================================
        Net Assets (in thousands)               $51,368                    $170,237

        ======================================================================================
        Net Asset Value Per Share               $18.70                      $20.47

        ======================================================================================
        Shares Outstanding                     2,747,000                     [ ]

        ======================================================================================

It is impossible to predict how many shares of Pioneer Mid Cap Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Mid Cap Portfolio's shares that will actually be received and distributed.

Board's Evaluation and Recommendation

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the board of trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Mid Cap Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Mid Cap Portfolio.

The Trustees recommend that the shareholders of your Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                      Safeco Small-Cap Value Portfolio and
                    Pioneer Small Cap Value II VCT Portfolio

                                   PROPOSAL 6

                Approval of Agreement and Plan of Reorganization

                                     SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

                          Comparison of Safeco Small Cap Portfolio to the Pioneer Small Cap Portfolio
===================================================================================================================================
                                     Safeco Small Cap Portfolio                          Pioneer Small Cap Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A newly created series of Pioneer Variable Contracts
                          diversified open-end management investment            Trust, a diversified open-end management investment
                          company organized as a Delaware statutory trust.      company organized as a Delaware statutory trust.

===================================================================================================================================
Net assets as of          $46.4 million                                         None.  Pioneer Small Cap Portfolio is newly created
June 30, 2004                                                                   and does not expect to commence investment
                                                                                operations until the Reorganization occurs.

===================================================================================================================================
Investment advisers and   Investment adviser (until August 1, 2004):            Investment adviser
portfolio managers        SAM                                                   Pioneer

                          Portfolio Manager:                                    Portfolio Managers:
                          Greg Eisen (since 1996 and until August 1, 2004)      David M. Adams
                          Assistant vice president, SAM                         Vice President, Pioneer
                                                                                Joined Pioneer in 1994
                          Currently Pioneer is acting as investment             Investment Professional Since 1992
                          adviser to the Portfolio. The portfolio managers of
                          the Pioneer Portfolio, as indicated                   John McPherson
                          in the next column, currently manage your             Assistant Portfolio Manager, Pioneer
                          Safeco Portfolio.                                     Joined Pioneer in 2002

===================================================================================================================================
Investment objective      The Portfolio seeks long-term growth of capital       The Portfolio seeks reasonable income and capital
                          through investing primarily in small-sized            growth.
                          companies.

                          =========================================================================================================
                          Each Portfolio provides written notice to shareholders at least 60 days prior to any change to its investment objective as described above.
===================================================================================================================================
Primary investments       Under normal circumstances, the Portfolio             The Portfolio invests the major portion of its
                          invests at least 80% of its net assets (plus          assets in equity securities, primarily of U.S.
                          any borrowings for investment purposes) in            issuers. For purposes of the Portfolio's
                          equity and equity-related securities of               investment policies, equity securities include
                          companies with total market capitalization at         common stocks, convertible debt and other equity
                          the time of investment of less than $1.5              instruments, such as depositary receipts,
                          billion.                                              warrants, rights, interests in real estate
                                                                                investment trusts (REITS) and preferred stocks.

===================================================================================================================================
Investment strategies     When evaluating a stock to buy for the                Pioneer uses a "value" approach to select the
                          Portfolio, SAM looks for companies having one         Portfolio's investments. Pioneer seeks securities
                          or more of the following characteristics:             selling at substantial discounts to their underlying
                          o  Long-term potential for above-average              values and then holds these securities until the
                             or improving earnings growth                       market values reflect their intrinsic values.
                          o  Involvement in new or innovative products or
                             services                                           Pioneer evaluates a security's potential value,
                          o  A share price that represents good                 including the attractiveness of its market
                             relative value as determined by                    valuation, based on the company's assets and
                             price-to-earnings ratio or other commonly          prospects for earnings and revenue growth. Factors
                             used valuation measures                            Pioneer looks for in selecting investments include:
                                                                                o  Above average potential for earnings and
                                                                                   revenue growth
===================================================================================================================================

===================================================================================================================================
                                     Safeco Small Cap Portfolio                          Pioneer Small Cap Portfolio
===================================================================================================================================
                                                                                o  Favorable expected returns relative to
                                                                                   perceived risks
                                                                                o  Management with demonstrated ability and
                                                                                   commitment to the company
                                                                                o  Low market valuations relative to earnings
                                                                                   forecast, book value, cash flow and sales
                                                                                o  Turnaround potential for companies that have
                                                                                   been through difficult periods
                                                                                o  Low debt levels relative to equity
                                                                                o  Issuer's industry has strong fundamentals,
                                                                                   such as increasing or sustainable demand and
                                                                                   barriers to entry

===================================================================================================================================
Other investments         The Portfolio may invest in securities                The Portfolio may invest up to 25% of its total
                          convertible into common stock, but less than          assets in REITs.
                          35% of its total assets will be invested in
                          such securities.                                      The Portfolio may invest in securities of Canadian
                                                                                issuers to the same extent as securities of U.S.
                          The Portfolio may invest up to 20% of its             issuers.
                          assets in foreign securities which are listed
                          on a national exchange, including investments         The Portfolio may invest up to 5% of its total
                          in American Depository Receipts.                      assets in equity and debt securities of other
                                                                                non-U.S. issuers, including securities of emerging
                                                                                market issuers.

                                                                                The Portfolio may invest up to 20% of its total
                                                                                assets in debt securities of corporate and
                                                                                government issuers. The Fund may invest up to 5%
                                                                                of its net assets in below investment grade debt
                                                                                securities issued by both U.S. and non-U.S.
                                                                                issuers, including below investment grade
                                                                                convertible debt securities.

===================================================================================================================================
Temporary defensive       The Portfolio may hold cash or invest in              The Portfolio may invest all or part of its assets
strategies                high-quality, short-term securities issued by         in securities with remaining maturities of less than
                          an agency or instrumentality of the U.S.              one year, cash equivalents or may hold cash.
                          government, high-quality commercial paper,
                          certificates of deposit, shares of no-load,
                          open-end money market funds, or repurchase agreements
                          as a temporary defensive measure when market
                          conditions so warrant.

===================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act, and each Portfolio is subject to diversification requirements under the Code.

===================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.

===================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such          The Portfolio will not invest more than 15% of its
securities                action the value of the following securities,         net assets in illiquid and other securities that are
                          in the aggregate, would exceed 15% of the             not readily marketable. Repurchase agreements
                          Portfolio's net assets, the Portfolio will not        maturing in more than seven days will be included
                          (i) purchase securities for which there is no         for purposes of the foregoing limit. Securities
                          readily available market, (ii) purchase time          subject to restrictions on resale under the 1933 Act
                          deposits maturing in more than seven days,            are considered illiquid unless they are eligible for
                          (iii) purchase over-the-counter (OTC) options         resale pursuant to Rule 144A or another exemption
                          or hold assets set aside to cover OTC options         from the registration requirements of the 1933 Act
                          written by the Portfolio, (iv) enter into             and are determined to be liquid by Pioneer.
                          repurchase agreements maturing in more than
                          seven days, or (v) invest in interests in REITs
                          which are not readily marketable or interests
                          in real estate limited  partnerships which are
                          not listed or traded on the
                          NASDAQ Stock Market.

===================================================================================================================================
Borrowing                 The Portfolio may borrow money (i) from banks,        The Portfolio may not borrow money in amounts
                          or (ii) by engaging in reverse repurchase             exceeding 10% of the Portfolio's total assets
                          agreements. The Portfolio will not commit to          (including the amount borrowed) taken at market
                          additional securities purchases if total              value.
                          outstanding borrowings are equal to 5% or more
                          of total assets.
===================================================================================================================================

===================================================================================================================================
                                     Safeco Small Cap Portfolio                          Pioneer Small Cap Portfolio
===================================================================================================================================
Lending                   The Portfolio may lend securities to qualified        The Portfolio may not make loans, except that the
                          institutional investors with a value of up to         Portfolio may (i) lend portfolio securities in
                          33% of the Portfolio's total assets.                  accordance with the Portfolio's investment policies,
                                                                                (ii) enter into repurchase agreements, (iii)
                                                                                purchase all or a portion of an issue of publicly
                                                                                distributed debt securities, bank loan
                                                                                participation interests, bank certificates of
                                                                                deposit, bankers' acceptances, debentures or other
                                                                                securities, whether or not the purchase is made
                                                                                upon the original issuance of the securities, (iv)
                                                                                participate in a credit facility whereby the
                                                                                Portfolio may directly lend to and borrow money
                                                                                from other affiliated Portfolios to the extent
                                                                                permitted under the 1940 Act or an exemption
                                                                                therefrom, and (v) make loans in any other manner
                                                                                consistent with applicable law, as amended and
                                                                                interpreted or modified from time to time by any
                                                                                regulatory authority having jurisdiction.

===================================================================================================================================
Derivative instruments    The Portfolio may write put or call options if,       The Portfolio may use futures and options on
                          as a result thereof, the aggregate value of the       securities, indices and currencies, forward currency
                          assets underlying all such options does not exchange  contracts and other derivatives. The
                          exceed 25% of the Portfolio's net assets.             Portfolio does not use derivatives as a primary
                                                                                investment technique and generally limits their use
                          The Portfolio may purchase put or call options        to hedging. However, the Portfolio may use
                          on futures contracts if, as a result thereof,         derivatives for a variety of non-principal purposes,
                          the aggregate premiums paid on all options or         including:
                          options on futures contracts do not exceed 20%        o As a hedge against adverse changes in stock
                          of the Portfolio's net assets.                          market prices, interest rates or currency
                                                                                  exchange rates
                          The Portfolio may enter into any futures              o As a substitute for purchasing or selling
                          contract or option on a futures contract, if as         securities
                          a result thereof, the aggregate margin deposits       o To increase the Portfolio's return as a
                          and premiums required on all such instruments           non-hedging strategy that may be considered
                          does not exceed 5% of the Portfolio's net               speculative
                          assets.

                          The Portfolio may not purchase securities on margin.
                          However, the Portfolio may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

===================================================================================================================================
Other investment          As described above, the Portfolios have substantially similar principal investment strategies and
policies and              policies. Certain of the non-principal investment policies and restrictions are different. For a more
restrictions              complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
===================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of the Portfolio are not subject to any        The Class I shares of Pioneer Small Cap Portfolio
                          sales charges.                                        you receive in the Reorganization will not be
                                                                                subject to any sales charge.

===================================================================================================================================
Management and other      Safeco Core Equity Portfolio pays SAM an              Pioneer Fund Portfolio will pay Pioneer a management
fees                      investment advisory and management fee equal to       fee equal to 0.75% of the Portfolio's average daily
                          0.85% of the Portfolio's average daily net            net assets.
                          assets.  Pursuant to this Agreement, SAM serves
                          as administrator and fund accounting agent for        In addition, the Portfolio will reimburse Pioneer
                          the Portfolio.                                        for certain fund accounting and legal expenses
                                                                                incurred on behalf of the Portfolio and pays a
                          For the fiscal year ended December 31, 2003,          separate shareholder servicing/transfer agency fee
                          the Portfolio's annual operating expenses were        to PIMSS, an affiliate of Pioneer.
                          1.05%, per share.
                                                                                Pioneer has agreed until the second anniversary of
                                                                                the closing of the Reorganization to limit the
                                                                                ordinary operating expenses (excluding taxes,
                                                                                commissions, interest and extraordinary expenses)
                                                                                of the Class I shares to 1.01% of the average
                                                                                daily net assets attributable to Class I.

===================================================================================================================================

===================================================================================================================================
                                     Safeco Small Cap Portfolio                          Pioneer Small Cap Portfolio
===================================================================================================================================
Distribution and          Shares of each Portfolio are not subject to a Rule 12b-1 fee.
service (12b-1) fee
===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the
                          Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio.  The offering of shares of any Portfolio may be suspended for a period of time, and each
                          Portfolio reserves the right to reject any specific purchase order.  Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives your request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your Portfolio's prospectus. You can also sell your shares by contacting the Portfolio directly if your account is registered in your name. If the account is established in the shareholder's own name, shareholders may also redeem shares of the Portfolio by telephone or online.

===================================================================================================================================

Because each Portfolio has a similar investment objective, primary investment policies and strategies, the Portfolios are subject to the same principal risks. Even though each Portfolio seeks capital appreciation, you could lose money on your investment in either Portfolio or not make as much as if you invested elsewhere if:

o The stock market goes down (this risk may be greater in the short term)
o Value stocks fall out of favor with investors
o The Portfolio's assets remain undervalued or do not have the potential value originally expected

Each Portfolio also has risks associated with investing in small companies. Compared to large companies, small companies, and the market for their equity securities, are likely to:

o Be more sensitive to changes in the economy, earnings results and investor expectations
o Have more limited product lines and capital resources
o Experience sharper swings in market values
o Be harder to sell at the time and prices Pioneer thinks appropriate
o Offer greater potential for gain and loss

Past Performance

Set forth below is performance information for Safeco Small Cap Portfolio. The bar charts show how Safeco Small Cap Portfolio's total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The tables show average annual total return (before and after sales taxes) for Safeco Small Cap Portfolio over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Past performance before and after taxes does not indicate future results.

                           Safeco Small Cap Portfolio
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]

1998    1999    2000    2001    2002    2003
-19.95  15.4    -6.02   21.15   -4.56   42.78

*During the period shown in the bar chart, your Portfolio's highest quarterly return since the Portfolio's inception in 1997 was 26.56% for the quarter ended December 31, 1999, and the lowest quarterly return was -33.79% for the quarter ended September 30, 1998.

                           Safeco Small Cap Portfolio
              Average Annual Total Returns as of December 31, 2003

                                                              1 Year        5 Years        Since
                                                              ------        -------      Inception (1)
                                                                                         ---------
Safeco Small Cap Portfolio                                    42.78%        12.35%         9.57%
Russell 2000 Value Index (2)                                  46.03%        12.28%         12.35%
     (reflects no deduction for fees, expenses or taxes)

--------------
(1)  The Portfolio commenced operations in 1997.

(2) The Russell 2000 Value Index, an unmanaged index measuring the performance of the value-oriented stocks in the Russell 2000 Index, is for reference only and does not mirror Pioneer Small Cap Portfolio's investments.

The Portfolios' Fees and Expenses

Shareholders of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Small Cap Portfolio, the expenses of Pioneer Small Cap Portfolio for the period ended December 31, 2003. Future expenses for all share classes may be greater or less.

          ===============================================================================================
                                                                                  Pioneer Small Cap
          Shareholder transaction fees (paid                                          Portfolio
          directly from your investment)           Safeco Small Cap Portfolio      Class I Shares
          ===============================================================================================
          Redemption fees for shares held less                None                      None
          than 30 days
          ===============================================================================================
          Sales charge or deferred sales charge               None                      None
          ===============================================================================================
          Annual Portfolio operating expenses
          (deducted from Portfolio assets)
          (as a % of average net assets)
          ===============================================================================================
          Management fee                                     0.85%                      0.75%
          ===============================================================================================
          Distribution and service (12b-1) fee                None                      None
          ===============================================================================================
          Other expenses                                     0.20%                      [ ]%
          ===============================================================================================
          Total Portfolio operating expenses                 1.05%                      [ ]%
          ===============================================================================================
          Expense reduction                                   None                     [ ]%(1)
          ===============================================================================================
          Net Portfolio operating expenses                   1.05%                      [ ]%
          ===============================================================================================

(1) Pioneer has agreed that through the second anniversary of the closing of the Reorganization, Pioneer will limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Class I shares of Pioneer Small Cap Portfolio to 1.01% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Small Cap Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.

======================================================================
Example
======================================================================
                     Safeco Small Cap Portfolio
======================================================================

======================================================================
Year 1                                       $107
======================================================================
Year 3                                       $334
======================================================================
Year 5                                       $ 579
======================================================================
Year 10                                     $1,283
======================================================================

======================================================================
                     Pioneer Small Cap Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                       $103
======================================================================
Year 3                                       $322
======================================================================
Year 5                                       $560
======================================================================
Year 10                                     $1,243
======================================================================

Reasons for the Proposed Reorganization

The Trustees believe that the proposed Reorganization is in the best interests of Safeco Small Cap Portfolio. The Trustees considered the following matters, among others, in approving the proposal.

First, SAM, the investment adviser to the Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment management was necessary.

Second, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of June 30, 2004, assets under management by UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareholders of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareholder account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareholders through exchanges. In addition, Pioneer offers shareholders additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareholder's direct accounts in the Pioneer Funds over the telephone or online.

Third, commitment until the second anniversary of the Reorganization to limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) Class I shares of the Pioneer Small Cap Portfolio to
1.01 % of average daily net assets. This expense ratio is lower than the expense ratio for your Portfolio.

Fourth, the Class I shares of Pioneer Small Cap Portfolio received in the Reorganization will provide Safeco Small Cap Portfolio shareholders with exposure to substantially the same investment product as they currently have.

Pioneer and Symetra will pay all expenses of the Safeco Funds and the Pioneer Funds associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this joint Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Funds in connection with the Reorganizations; and (4) the Trustee fees and expenses incurred as a result of the Reorganizations.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganization."

The board of trustees of Pioneer Small Cap Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Small Cap Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Small Cap Portfolio and its shareholders.

Capitalization

The following table sets forth the capitalization of each Portfolio as of December 31, 2003.

        ======================================================================================
                                                                      Pioneer Small Cap
                                                                          Portfolio
                                      Safeco Small Cap Portfolio        Class I Shares
                                           December 31, 2003          December 31, 2003
        ======================================================================================
        Net Assets (in thousands)               $40,405                      N/A

        ======================================================================================
        Net Asset Value Per Share               $17.00                       N/A

        ======================================================================================
        Shares Outstanding                     2,377,000                     N/A

        ======================================================================================

It is impossible to predict how many shares of Pioneer Small Cap Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Small Cap Portfolio's shares that will actually be received and distributed.

Board's Evaluation and Recommendation

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the board of trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Small Cap Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Small Cap Portfolio.

The Trustees recommend that the shareholders of your Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

               TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

o The Reorganization is scheduled to occur 4:00 p.m., Eastern time, on [ ], 2004, unless your Safeco Portfolio and the corresponding Pioneer Portfolio agree in writing to a later date. Your Portfolio will transfer all of its assets to the corresponding Pioneer Portfolio. The corresponding Pioneer Portfolio will assume your Safeco Portfolio's liabilities that are included in the calculation of your Safeco Portfolio's net assets at the closing. The net asset value of both Portfolios will be computed as of 4:00 p.m., Eastern time, on the closing of the Reorganization.

o The corresponding Pioneer Portfolio will issue to your Safeco Portfolio Class I shares with an aggregate net asset value equal to the net assets attributable to your Safeco Portfolio's shares. These shares will immediately be distributed to your Safeco Portfolio's shareholders in proportion to the relative net asset value of their holdings of your Safeco Portfolio's shares on the Reorganization date. As a result, your Safeco Portfolio's shareholders will end up as Class I shareholders of the corresponding Pioneer Portfolio.

o After the distribution of shares, your Safeco Portfolio will be liquidated and dissolved.

o The Reorganization is not intended to result in income, gain or loss being recognized for federal income tax purposes and will not take place unless both Portfolios receive a satisfactory opinion concerning the tax consequences of the Reorganization from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Pioneer Portfolios.

Agreement and Plan of Reorganization

The shareholders of your Safeco Portfolio are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Exhibit
A. The description of the Agreement and Plan of Reorganization contained herein is qualified in its entirety by the attached copy.

Conditions to Closing the Reorganization. The obligation of each Pioneer Portfolio to consummate the Reorganization is subject to the satisfaction of certain conditions, including your Safeco Portfolio's performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from your Safeco Portfolio and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 7 and 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

The obligations of both Portfolios are subject to the approval of the Agreement and Plan of Reorganization by the necessary vote of the outstanding shares of your Safeco Portfolio, in accordance with the provisions of your Safeco Portfolio's trust instrument and by-laws. The Portfolios' obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the Reorganization. (see Section 8.5 of the Agreement and Plan of Reorganization, attached as Exhibit A).

Termination of Agreement. The board of either your Safeco Portfolio or the corresponding Pioneer Portfolio may terminate the Agreement and Plan of Reorganization (even if the shareholders of your Safeco Portfolio have already approved it) at any time before the Reorganization date, if that board believes in good faith that proceeding with the Reorganization would no longer be in the best interests of shareholders.

                               PROPOSALS 7(a)-(f)
            Approval of Appointment of Pioneer as Investment Adviser

Background

Having determined to recommend the Reorganizations, the Trustees elected to appoint Pioneer as investment adviser to each Portfolio until the closing of the Reorganization given that Symetra had indicated that it did not wish to continue to offer investment advisory services to the Safeco Portfolios.

Interim Advisory Agreement

Under the Investment Company Act, shareholders must approve any new investment adviser to the Portfolios. However, Rule 15a-4 under the Investment Company Act permits your trustees to appoint an adviser on an interim basis without prior shareholder approval if the new adviser agrees to provide such services on the same terms as the previous adviser and approval of the new adviser is submitted to shareholders within 150 days. Because Pioneer will be making the payment to Symetra discussed under "Background to the Reorganizations", any fees that Pioneer would be entitled to under the interim advisory agreement will be held in escrow by the Portfolio until shareholders approval is obtained. If Pioneer is not approved as investment adviser to a Portfolio, Pioneer will not receive the fee under the current investment advisory agreement with SAM but instead would be paid a fee based upon Pioneer's cost in managing the Portfolio. During this period prior to the meeting, the Portfolios would be managed as separate Portfolio and will not be combined with a Pioneer Portfolio. During this period, you also will not be able to exchange your shares in a Portfolio for shares of a Pioneer Portfolio. If the appointment of Pioneer as interim investment adviser is not approved by December [ ], 2004, Pioneer will no longer provide advisory services to the Portfolios, unless an extension of the 150 day period is permitted by a Rule or independent position of the staff of the SEC. If both the Reorganization and appointment of Pioneer are approved, the interim agreement will continue in effect until the closing of the Reorganization, even if that occurs after December [ ], 2004.

The interim agreement incorporates the terms of the existing advisory agreements with SAM, which are discussed below. The form of interim agreement is attached as Annex B.

Safeco Advisory Agreement

The following is a summary of the material terms of the Portfolios' investment advisory agreement with SAM (the "Safeco Advisory Agreement").

Services. Under the terms of the Safeco Advisory Agreement, SAM manages the Portfolios' investments and business affairs, subject to the supervision of the board of trustees. At its expense, SAM provides office space and all necessary office facilities, equipment and personnel for managing the investments of the Portfolios.

Compensation. As compensation under the Safeco Advisory Agreement, each Portfolio pays SAM a monthly advisory fee at an annual rate as listed the below table of the Portfolio's average daily net assets. Brokers' commissions and other charges relative to the purchase and sale of portfolio securities are not regarded as expenses.

                             ==================================================================================
                                              Portfolio                                Annual Fee
                             ==================================================================================
                             Safeco Bond Portfolio                              0.74%
                             ==================================================================================
                             Safeco Core Equity Portfolio                       0.74%
                             ==================================================================================
                             Safeco Growth Opportunities Portfolio              0.74%
                             ==================================================================================
                             Safeco Money Market Portfolio                      0.65%
                             ==================================================================================
                             Safeco Multi-Cap Core Portfolio                    0.74%
                             ==================================================================================
                             Safeco Small-Cap Value Portfolio                   0.85%
                             ==================================================================================

The table below shows gross advisory fees paid by each Portfolio during the fiscal year ended December 31, 2003:

                ====================================================================================
                Safeco Bond Portfolio
                Advisory Fee                                                   $[        ]
                ====================================================================================
                Safeco Core Equity Portfolio
                Advisory Fee                                                   $[        ]
                ====================================================================================
                Safeco Growth Opportunities Portfolio
                Advisory Fee                                                   $[        ]
                ====================================================================================
                Safeco Money Market Portfolio
                Advisory Fee                                                   $[        ]
                ====================================================================================
                Safeco Multi-Cap Core Portfolio
                Advisory Fee                                                   $[        ]
                ====================================================================================
                Safeco Small-Cap Value Portfolio
                Advisory Fee                                                   $[        ]
                ====================================================================================

Term. The Safeco Advisory Agreement continues in effect for successive annual periods, subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The Safeco Advisory Agreement provides that SAM shall not be subject to liability to the Portfolios or to any shareholder of the Portfolios for any loss suffered by Portfolio or its shareholders from or as a consequence of any act or omission of SAM, or of any of the partners, employees or agents of SAM in connection with or pursuant to the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of SAM in the performance of its duties or by reason of reckless disregard by SAM of its obligations and duties under the agreement.

Termination, Continuance and Amendment. The Safeco Advisory Agreement continues from year to year subject to approval of its continuance at least annually by the vote of (1) a majority of your Safeco Portfolio's independent trustees, in each case cast in person at a meeting called for the purpose of voting on such approval or (2) a majority of the outstanding voting securities (as that phrase is defined in Section 2(a)(42) of the Investment Company Act) of each Portfolio. The contract may be terminated at any time without penalty on 60 days' written notice by the trustees, by a vote of a majority of the Portfolio's outstanding voting securities, or by SAM. The contract terminates automatically in the event of its assignment.

                         VOTING RIGHTS AND REQUIRED VOTE

Each share of your Safeco Portfolio is entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. A quorum is required to conduct business at the Meeting. With respect to each Portfolio, the presence in person or by proxy of a majority of shareholders entitled to cast votes at the Meeting will constitute a quorum. The favorable vote of a majority of the outstanding shares (with all classes voting as a single class) of the applicable Portfolio is required for each of Proposals 1-16. A "majority of the outstanding voting securities" of the applicable Portfolio is required for each of Proposals 17(a)-(p). Under the Investment company Act, majority of the outstanding voting securities means the affirmative vote of the lesser of (i) 50% or more of the shares of the applicable Portfolio represented at the meeting, if at least 67% of all outstanding shares of the Portfolio are represented at the meeting, or
(ii) 50% or more of the outstanding shares of the Portfolio entitled to vote at the meeting.

====================================================================================================================================
Shares                        Quorum                        Voting
====================================================================================================================================
In General                    All shares "present" in       Shares "present" in person will be voted in person at the Meeting.
                              person or by proxy are        Shares present by proxy will be voted in accordance with
                              counted towards a quorum.     instructions.
====================================================================================================================================
Broker Non-Vote (where the    Considered "present" at       Broker non-votes do not count as a vote "for" and effectively result
underlying holder has not     Meeting for purposes of       in a vote "against" Proposals 1-16, and Proposal 17 if less than 67%
voted and the broker does     quorum.                       of the outstanding shares are present at the Meeting
not have discretionary
authority to vote the
shares)
====================================================================================================================================
Proxy with No Voting          Considered "present" at       Voted "for" the proposal.
Instruction (other than       Meeting for purposes of
Broker Non-Vote)              quorum.
====================================================================================================================================
Vote to Abstain               Considered "present" at       Abstentions do not constitute a vote "for" and effectively result in
                              Meeting for purposes of       a vote "against" Proposals 1-16, and Proposal 17 if less than 67% of
                              quorum.                       the outstanding shares are present at the Meeting.
====================================================================================================================================

               ADDITIONAL INFORMATION ABOUT THE PIONEER PORTFOLIOS

Investment Adviser

Pioneer serves as the investment adviser to each Pioneer Portfolio. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of [June 30], 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. Pioneer's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928.

The board of trustees of the Pioneer Portfolios is responsible for overseeing the performance of each of Pioneer Portfolio's investment adviser and subadviser and determining whether to approve and renew the Portfolio's investment management agreement and the sub-advisory agreements.

Pioneer has received an order (the "Exemptive Order") from the SEC that permits Pioneer, subject to the approval of the Pioneer Portfolios' board of trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer Portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the Exemptive Order, Pioneer and the Pioneer Portfolios intend to rely on such rule to permit Pioneer, subject to the approval of the Pioneer Portfolios' board of trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer Portfolio without shareholder approval.

Buying, Exchanging and Selling Shares of the Pioneer Portfolios

Net asset values

Each Pioneer Portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each Pioneer Portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each Pioneer Portfolio generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the portfolio uses a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Pioneer Portfolios' trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the Portfolio may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by the Portfolio could change on a day when insurance companies or qualified plans cannot buy or sell shares of the Portfolio. In connection with making fair valuations of the value of fixed income securities, the Portfolio's trustees may use a pricing matrix. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of estimating market value.

The interests of variable contracts and qualified plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The Pioneer Portfolios currently do not foresee any disadvantages to investors arising out of the fact that each Portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their variable contracts or that each Portfolio may offer its shares to qualified plans. Nevertheless, the Portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another Portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any Portfolio to any separate account or qualified plan or may suspend or terminate the offering of shares of any Portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Portfolio.

Insurance companies and plan fiduciaries are required to notify a Pioneer Portfolio if the tax status of their separate account or qualified plan is revoked or challenged by the Internal Revenue Service. The Portfolio may redeem any account of any shareholder whose qualification as a diversified segregated asset account or a qualified plan satisfying the requirements of

Treasury Regulation ss.1.817-5 is revoked or challenged. The Portfolio will not treat an investor as a qualified plan for this purpose unless the investor is among the categories specifically enumerated in Revenue Ruling 94-62, 1994-2 C.B. 164. An insurance company separate account or qualified plan whose tax status is revoked or challenged by the Internal Revenue Service may be liable to the portfolios or the adviser for losses incurred by the portfolios or the adviser as a result of such action.

Selling

Shares of a Pioneer Portfolio may be sold on any business day. Pioneer Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's variable contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a Portfolio but in no event later than 7 days following receipt of instructions. Each Portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the Portfolio to sell or value its investments.

You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Taxes

Class I shares of each Pioneer Portfolio are held by life insurance company separate accounts that fund variable annuity or life insurance contracts or by certain qualified plans. Owners of variable contracts should read the prospectus for their insurance company's variable contract for a discussion of the tax status of a variable contract, including the tax consequences of withdrawals or other payments, and should keep all statements received from the insurance company or the Pioneer Portfolios to assist in personal recordkeeping.

Under the Code, a Pioneer Portfolio's dividends and distributions of net short-term capital gain in excess of net long-term capital loss to insurance company separate accounts or qualified plans generally are treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. For U.S. federal income tax purposes, dividends and capital gain distributions are treated as received by the insurance company or the qualified plan rather than by the owner of the variable contract or the plan participant. Insurance companies and qualified plans should consult their own tax advisers regarding the tax treatment of dividend and capital gain distributions they receive from any Pioneer Portfolio.

Each Pioneer Portfolio is treated as a separate entity for U.S. federal income tax purposes and either has elected, or will elect, to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Code. Each Pioneer Portfolio must satisfy certain requirements relating to the sources of its income, diversification of is assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each Pioneer Portfolio generally will not be subject to U.S. federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Pioneer Portfolio also meets certain diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of variable contracts. The failure of a qualified plan to be or remain qualified could cause the insurance company separate account to fail to meet such diversification requirements. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and the statement of additional information for the Pioneer Portfolio.

                              FINANCIAL HIGHLIGHTS


The following tables show the financial performance for the past five fiscal years (or the period during which the Portfolio has been in operation, if less than five years) and for the most recent semi-annual period for each Pioneer Portfolio which has investment operations. Certain information reflects financial results for a single Portfolio share. "Total return" shows how much an investment in a Portfolio would have increased or decreased during each period, assuming you had reinvested all dividends and other distributions. The financial highlights for each fiscal year ended on December 31, 2002 has been audited by Ernst & Young LLP, each Pioneer Portfolio's independent registered public accounting firm, as stated in their reports incorporated by reference in this registration statement. For fiscal years prior to December 31, 2002, the financial highlights of the Pioneer Portfolios were audited by Arthur Anderson LLP. The information for any semi-annual period has not been audited.

                           PIONEER FUND VCT PORTFOLIO

                        PIONEER VARIABLE CONTRACTS TRUST

                              FINANCIAL HIGHLIGHTS

                                                        YEAR             YEAR            YEAR             YEAR            YEAR
                                                        ENDED            ENDED           ENDED            ENDED           ENDED
CLASS I                                                12/31/03        12/31/02         12/31/01        12/31/00        12/31/99
-------                                                --------        --------         --------        --------        --------

Net asset value, beginning of period                     $15.28        $  19.08         $  22.67        $  22.70        $  19.76
Increase (decrease) from investment operations:
      Net investment income                              $ 0.20        $   0.19         $   0.17            0.18            0.16
      Net realized and unrealized gain (loss) on
        investments and foreign currency
        transactions                                       3.41           (3.81)           (2.57)           0.10            2.97
                                                         -------       ----------       ----------      ---------       ---------
      Net increase (decrease) from investment
        operations                                       $ 3.61        $  (3.62)        $  (2.40)       $   0.28        $   3.13
Distributions to shareholders:
      Net investment income                               (0.19)          (0.18)           (0.17)          (0.18)          (0.17)
      Net realized gain                                    -               -               (1.02)          (0.13)          (0.02)
      Net increase (decrease) in net asset value         $ 3.42        $  (3.80)        $  (3.59)       $  (0.03)       $   2.94
                                                         -------       ----------       ----------      ---------       ---------

Net asset value, end of period                           $18.70        $  15.28         $  19.08        $  22.67        $  22.70
                                                         =======       ==========       ==========      =========       =========

Total return*                                             23.76%         (19.03)%         (10.85)%          1.22%          15.91%
                                                         =======       ==========       ==========      =========       =========
Ratios/Supplemental Data
Ratio of net expenses to average net assets+               0.76%           0.80%            0.74%           0.69%           0.70%
      Ratio of net investment income to average            1.16%           1.09%            0.83%           0.78%           0.82%
        net assets+
      Portfolio turnover rate                                11%             11%               7%             37%              8%
      Net assets, end of period (in thousands)         $154,839        $141,892         $199,160        $222,107        $204,927
Ratios with no waiver of management fees and
  assumption of expenses by PIM and
  no reduction for fees paid indirectly:

Net expenses                                               0.76%           0.80%            0.74%           0.69%           0.70%
Net investment income (loss)                               1.16%           1.09%            0.83%           0.78%           0.82%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+    Ratios with no reduction for fees paid indirectly.

                       PIONEER MID CAP VALUE VCT PORTFOLIO

                        PIONEER VARIABLE CONTRACTS TRUST

                              FINANCIAL HIGHLIGHTS

                                                        YEAR             YEAR            YEAR             YEAR            YEAR
                                                        ENDED            ENDED           ENDED            ENDED           ENDED
CLASS I                                                12/31/03        12/31/02         12/31/01        12/31/00        12/31/99
-------                                                --------        --------         --------        --------        --------

Net asset value, beginning of period                   $  14.94        $  17.35         $  17.79        $  16.26        $  14.49
                                                       ---------       ----------       ---------       ---------       ---------
Increase (decrease) from investment
   operations:
      Net investment income                            $   0.14        $   0.07         $   0.07        $   0.13        $   0.13
      Net realized and unrealized gain
        (loss) on investments                              5.45           (1.97)            1.06            2.62            1.77
                                                       ---------       ----------       ---------       ---------       ---------
      Net increase (decrease) from
        investment operations                          $   5.59        $  (1.90)        $   1.13        $   2.75        $   1.90
Distributions to shareowners:
      Net investment income                               (0.06)          (0.05)           (0.10)          (0.13)          (0.13)
      Net realized gain                                    --             (0.46)           (1.47)          (1.09)             --
                                                       ---------       ----------       ---------       ---------       ---------
      Net increase (decrease) in net asset
        value                                          $   5.53        $  (2.41)        $  (0.44)       $   1.53        $   1.77
                                                       ---------       ----------       ---------       ---------       ---------

Net asset value, end of period                         $  20.47        $  14.94         $  17.35        $  17.79        $  16.26
                                                       =========       ==========       =========       =========       =========

Total return*                                             37.48%         (11.21)%           6.49%          18.00%          13.13%

Ratio of net expenses to average net assets+               0.76%           0.80%            0.79%           0.77%           0.76%
Ratio of net investment income (loss) to
   average net assets+                                     0.86%           0.46%            0.45%           0.63%           0.77%
      Portfolio turnover rate                                52%             68%              95%             85%             91%
Net assets, end of period (in thousands)               $170,237        $120,687         $128,340        $111,466        $120,526
Ratio with no waiver of management fees and
   assumption of expenses by PIM and no
   reduction for fees paid indirectly:
      Net expenses                                         0.76%           0.80%            0.79%           0.77%           0.76%
Net investment income (loss)                               0.86%           0.46%            0.45%           0.63%           0.77%
Ratio with waiver of management fees and
   assumption of expenses by PIM and
   reduction for fees paid indirectly:
Net expenses                                               0.76%           0.80%            0.79%           0.77%           0.76%
Net investment income (loss)                               0.86%           0.46%            0.45%           0.63%           0.77%
                                                       =========       ==========       =========       =========       =========

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

                       PIONEER MONEY MARKET VCT PORTFOLIO

                        PIONEER VARIABLE CONTRACTS TRUST

                              FINANCIAL HIGHLIGHTS

                                                        YEAR             YEAR            YEAR             YEAR            YEAR
                                                        ENDED            ENDED           ENDED            ENDED           ENDED
CLASS I                                                12/31/03        12/31/02         12/31/01        12/31/00        12/31/99
-------                                                --------        --------         --------        --------        --------

Net asset value, beginning of period                   $ 1.000          $  1.00          $  1.00        $  1.00         $  1.00
Increase (decrease) from investment
   operations:
Net investment income (loss)                           $ 0.006          $  0.01          $  0.03        $  0.06         $  0.04
Distributions to shareowners:
      Net investment income                             (0.006)           (0.01)           (0.03)         (0.06)          (0.04)
Net asset value, end of period                         $ 1.000          $  1.00          $  1.00        $  1.00         $  1.00
                                                       ========        ========         ========        ========        ========

Total return*                                             0.56%            1.19%            3.39%          5.71%           4.38%
                                                       ========        ========         ========        ========        ========

Ratios/Supplemental Data:
      Ratio of net expenses to average net
        assets+                                           0.72%            0.78%            0.78%          0.76%           0.79%
      Ratio of net investment income (loss)
        to average net assets+                            0.58%            1.11%            3.16%          5.58%           4.34%
                                                       ========        ========         ========        ========        ========
Net assets, end of period (in thousands)               $34,736          $59,521          $49,545        $36,979         $37,347
                                                       ========        ========         ========        ========        ========
Ratios with no waiver of management fees and
   assumption of expenses by Pioneer and no
   reduction for fees paid indirectly:
      Net expenses                                        0.72%            0.78%            0.78%          0.76%           0.79%
Net investment income (loss)                              0.58%            1.11%            3.16%          5.58%           4.34%

Ratios with waiver of management fees
   and assumption of expenses by Pioneer and
   reduction for fees paid indirectly:
Net expenses                                              0.72%            0.78%            0.78%          0.75%           0.78%
Net investment income (loss)                              0.58%            1.11%            3.16%          5.59%           4.35%
                                                       ========        ========         ========        ========        ========

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+    Ratios with no reduction for fees paid indirectly.

INFORMATION CONCERNING THE MEETING

Voting by contract owners

Because the insurance company that issued your variable annuity or variable life insurance contract is the owner of record of shares of the portfolio, your vote will instruct the insurance company how to vote the shares of the portfolio attributable to your contract. The insurance company will vote all of the shares of the portfolio which it holds that are not attributable to any contract in the same proportion as the voting instructions received from its contract owners with respect to the portfolio. The insurance company will also vote those shares for which no timely voting instruction was received from the contract owner in the same proportion as the voting instructions timely received from its other contract owners with respect to the portfolio.

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your Safeco Portfolio; by personnel of your Safeco Portfolio's investment adviser, SAM, by the Pioneer Portfolios' investment adviser, Pioneer, their transfer agent, PIMSS, or by broker-dealer firms. Pioneer and its affiliates, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Portfolios at a cost of approximately $[_____]. Pioneer and Symetra will bear the cost of such solicitation.

Revoking Proxies

A Portfolio shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

o by filing a written notice of revocation with your Safeco Portfolio's transfer agent, Safeco Services Corporation, at [ ], or

o by returning a duly executed proxy with a later date before the time of the Meeting, or

o if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the secretary of your Safeco Portfolio (without complying with any formalities) at any time before it is voted.

Being present at the Meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

Only shareholders of record on [ ], 2004 (the "record date") are entitled to notice of and to vote at the Meetings. The presence in person or by proxy by the majority of shareholders of your Safeco Portfolio entitled to cast votes at the Meeting will constitute a quorum.

As of the record date, the following number of shares of each Portfolio were outstanding.

=============================================================
Portfolio         Share Outstanding
=============================================================

=============================================================

=============================================================

=============================================================

=============================================================

=============================================================

=============================================================

=============================================================

=============================================================

=============================================================

=============================================================

Other Business

Your Portfolio's board of trustees knows of no business to be presented for consideration at the Meetings other than Proposals 1-17. If other business is properly brought before a Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If, by the time scheduled for a Meeting, a quorum of shareholders of a Portfolio is not present or if a quorum is present but sufficient votes "for" the proposals have not been received, the persons named as proxies may propose the Meeting with respect to one or more of the Portfolios to another date and time, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting for that Portfolio without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 120 days of the original Meeting (in which case the board of trustees of your Safeco Portfolio will set a new record date), your Safeco Portfolio will give notice of the adjourned meeting to its shareholders.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your Safeco Portfolio may also arrange to have votes recorded by telephone by officers and employees of your Safeco Portfolio or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the Meeting. Your Portfolio has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

o A shareholder will be called on a recorded line at the telephone number in the Portfolio's account records and will be asked to provide the shareholder's social security number or other identifying information.

o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the Meeting in accordance with the shareholder's instructions.

o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

o If the shareholder decides after voting by telephone to attend the Meeting, the shareholder can revoke the proxy at that time and vote the shares at the Meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the Meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders give their voting instructions, and to confirm that shareholders instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by you.

o    Read the proxy statement and have your proxy card at hand.

o    Go to the Web site listed on your proxy card.

o    Enter control number found on your proxy card.

o    Follow the simple instructions on the Web site. Please call
     [__________________] us at [1-800-________] if you have any problems.

o To insure that your instructions have been recorded correctly you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.]

Shareholders' Proposals

Your Portfolio is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal in writing, so that it is received by the your Safeco Portfolio at Two Union Square, 25th Floor, Seattle, Washington 98101 within a reasonable time before any meeting. If the Reorganization is completed, your Safeco Portfolio will not hold another shareholder meeting.

Appraisal Rights

If the Reorganization of your Safeco Portfolio is approved at the Meeting, shareholders of your Safeco Portfolio will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the Investment Company Act, which supersede state law. Shareholders of your Safeco Portfolios, however, have the right to redeem their Portfolio shares at net asset value until the closing date of the Reorganizations. After the Reorganization, shareholders of your Safeco Portfolios will hold shares of the Pioneer Portfolios which may also be redeemed at net asset value subject to deferred sales charges (if any).

                      OWNERSHIP OF SHARES OF THE PORTFOLIOS

To the knowledge of your Safeco Portfolio, as of [ ], 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the Portfolios.

===================================================================================
Fund/Class        Shareholder Name and Address                Actual Percentage
                                                              owned
===================================================================================
                                                              %
===================================================================================
                                                              %
===================================================================================
                                                              %
===================================================================================
                                                              %
===================================================================================
                                                              %
===================================================================================
                                                              %
===================================================================================
                                                              %
===================================================================================
                                                              %
===================================================================================
                                                              %
===================================================================================

As of December 31, 2003, the trustees and officers of your Safeco Portfolio, as a group, owned in the aggregate less than 1% of the outstanding shares of your Safeco Portfolio. As of December 31, 2003, the trustees and officers of each Pioneer Portfolio owned less than 1% of the outstanding shares of the Pioneer Portfolio.

                                     EXPERTS


Safeco Funds

The financial statements and financial highlights of each Safeco Portfolio incorporated by reference in the Safeco Resource Series Trust's Annual Report at and for the year ended December 31, 2003, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated herein by reference in reliance on such report given the authority of such firm as experts in accounting and auditing.

Pioneer Funds

The financial statements and financial highlights of each Pioneer Portfolio incorporated by reference in the Pioneer Variable Contracts Trust's Annual Report at and for the year ended December 31, 2003, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated herein by reference in reliance on such report given the authority of such firm as experts in accounting and auditing.

                              AVAILABLE INFORMATION

The Portfolios and the Pioneer Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and file reports, proxy statements and other information with the Securities and Exchange Commission. These reports, proxy statements and other information filed by the Portfolios can be inspected and copied (for a duplication fee) at the public reference facilities of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Section of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

Annex A - Agreement and Plan of Reorganization
-------

      [This is the form of Agreement and Plan of Reorganization for those reorganizations intended to qualify as under Subsections (C), (D) or (F) of
   Section 368(a)(1) of the Internal Revenue Code. Revisions to this form of Agreement and the Tax Representation Certificates attached to this Agreement will need to be made for the variable contract fund reorganizations and the Tax
       Representation Certificates also will need to be revised for those reorganizations intended to qualify under Subsections (C) or (D) of Section
                                   368(a)(1)]

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this day of August, 2004, by and between [Pioneer Trust], a [Delaware statutory][Massachusetts business] trust (the "Acquiring Trust") on behalf of its series [name of Pioneer Fund] (the "Acquiring Fund"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and [Safeco Trust], a Delaware statutory trust (the "Safeco Trust"), on behalf of [name of Safeco Fund] (the "Acquired Fund"), a series of the Safeco Trust with its principal place of business at . The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization" as such term is used in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Investor Class shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of the liabilities of the Acquired Fund that are included in the calculation of net asset value ("NAV") on the Closing Date (the "Closing Date") set forth below (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquiring Trust and the Safeco Trust are each registered investment companies classified as management companies of the open-end type.

WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

WHEREAS, the Board of Trustees of the Safeco Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund, are in the best interests of the Acquired Fund shareholders and are not dilutive of the interests of the shareholders of the Acquired Fund.

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund, are in the best interests of the Acquiring Fund shareholders and are not dilutive of the interests of the shareholders of the Acquiring Fund.

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, with an aggregate NAV determined in the manner set forth in Paragraph 2.2 equal to the NAV of the Acquired Fund; and (ii) to assume the Assumed Liabilities, as set forth in Paragraph 1.3. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund or the Safeco Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Trust and the Acquiring Fund shall also be entitled to receive (or to the extent agreed upon between the Safeco Trust and the Acquiring Fund, be provided access to) copies of all records that the Safeco Trust is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Fund.

(b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof).

1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing. The Acquiring Fund shall assume all of the Assumed Liabilities at the Closing.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Safeco Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive such number of Acquiring Fund Shares that have an aggregate NAV per share equal to the aggregate NAV per share of the shares of beneficial interest of the Acquired Fund (the "Acquired Fund Shares") held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Safeco Trust instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Safeco Trust shall promptly provide the Acquiring Trust with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent for its Investor Class shares. The Acquired Fund Shareholders holding certificates representing their ownership of Acquired Fund Shares shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to Pioneer Investment Management Shareholder Services, Inc. prior to the Closing Date. Any Acquired Fund Share certificate that remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer evidence ownership of the Acquired Fund Shares, but shall evidence ownership of Acquiring Fund Shares as determined in accordance with Paragraph 1.4. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered by an Acquired Fund Shareholder, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to such Acquired Fund Shareholder, but such Acquired Fund Shareholder may not redeem or transfer Acquiring Fund Shares received in the Reorganization. 1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 Any reporting responsibility of the Safeco Trust with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Safeco Trust.

2. VALUATION

2.1 The NAV of the Acquiring Fund Shares and the NAV (as computed below) of the Acquired Fund shall, in each case, be determined as of the close of business (4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). The NAV of each Acquiring Fund Share shall be computed by Pioneer Investment Management, Inc. (the "Acquiring Fund Adviser") in the manner set forth in the Acquiring Fund's Declaration of Trust (the "Declaration"), or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information; provided, however, if the Acquiring Fund has no assets as of the Closing Date (other than a nominal amount of assets attributable to the shares issued to the Acquiring Fund Adviser, or its affiliate, as the initial shareholder of the Acquiring Fund), the NAV of each Acquiring Fund Share shall be the same as the NAV of each share of the Acquired Fund. The NAV of the Acquired Assets shall be computed by Safeco Asset Management, Inc. (the "Acquired Fund Administrator") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Fund on the Closing Date included on the face of the Statement of Assets and Liabilities of the Acquired Fund delivered pursuant to Paragraph 5.7 (the "Statement of Assets and Liabilities"), said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information. The Acquiring Fund Adviser shall confirm the NAV of the Acquired Assets.

2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Adviser by dividing the NAV of the Acquired Fund, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Adviser and the Acquired Fund Administrator, respectively, to deliver a copy of its valuation report to the other party at Closing. All computations of value shall be made by the Acquiring Fund Adviser and the Acquired Fund Administrator in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3. CLOSING AND CLOSING DATE

3.1 The Closing Date shall be , 2004, or such later date as the parties may agree to in writing. All acts necessary to consummation the Reorganizations (the "Closing") shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

3.2 Portfolio securities that are held other than in book-entry form in the name of State Street Bank and Trust Company (the "Acquired Fund Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to Brown Brothers Harriman & Co. (the "Acquiring Fund Custodian") for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the transfer of beneficial ownership thereof to the Acquiring Fund on the Acquiring Fund Custodian's records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

3.4 In the event that on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Assets pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Safeco Trust and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Safeco Trust's records by such officers or one of the Safeco Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as set forth on Schedule 4.1 hereto, the Safeco Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquired Fund is a series of the Safeco Trust. The Safeco Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund's shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Safeco Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b) The Safeco Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect.

(c) The Safeco Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Safeco Trust's Trust Instrument or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Safeco Trust is a party or by which the Acquired Fund or any of its assets are bound;

(d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the Safeco Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

(e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);


(f) The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets as of and for the period ended [most fiscal year end] have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund's Form N-CSR after the Closing Date;


(g) Since [most recent fiscal year end], except as specifically disclosed in the Acquired Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, or in its semi-annual report for the period ended [ ], there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

(h) (A) For each taxable year of its operation since its inception, the Acquired Fund has met, and for the current taxable year will meet, the requirements of Subchapter M of the Code for qualification. The Acquired Fund has elected to be treated as such and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

         (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

         (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

         (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

         (E) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

         (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

         (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

         (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

         (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

         (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

         (K) The Acquired Fund has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex B;

         (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

         (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records;

         (N) The Acquired Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

          (O) The Acquired Fund is not a party to a gain recognition agreement under Section 367 of the Code;

         (P) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for income tax purposes;

         (Q) The Acquired Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law, except as set forth on
     Schedule 4.1; and

         (R) For purposes of this Agreement, "Taxes" or "Tax" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

(i) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its Acquired Fund Shares, nor is there outstanding any security convertible into any of its Acquired Fund Shares;

(j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k) The Safeco Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Safeco Trust's Board of Trustees, and, subject to the approval of the Acquired Fund's shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Fund's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Safeco Trust or the Acquired Fund of the transactions contemplated by this Agreement;

(o) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p) The prospectus and statement of additional information of the Acquired Fund, each dated [ ] (collectively, the "Acquired Fund Prospectus"), and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

(q) The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Safeco Trust with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(r) [F Reorg only][The Acquired Fund has previously provided to the Acquiring Fund (and at the Closing will provide an update through the Closing Date of such information) data which supports a calculation of the Acquired Fund's total return for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulations thereunder and the rules of the NASD;]

(s) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

(t) The Acquired Fund tax representation certificate to be delivered by the Acquired Fund to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

4.2 Except as set forth on Schedule 4.2 hereto, the Acquiring Trust, on behalf of the Acquiring Fund, represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquiring Fund is a series of the Acquiring Trust. The Acquiring Trust is a [statutory][business] trust duly organized, validly existing and in good standing under the laws of the [State of Delaware][Commonwealth of Massachusetts]. The Acquiring Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquiring Trust and the Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c) The Acquiring Fund's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, each dated [ ], 2004, and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished in writting by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Declaration or by-laws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Trust is a party or by which the Acquiring Fund or any of its assets is bound;

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;


(g) The statement of assets and liabilities of the Acquiring Fund, and the related statements of operations and changes in net assets as of and for the period ended [most fiscal year end] have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

(h) Since [most recent fiscal year end], except as specifically disclosed in the Acquiring Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, or in its semi-annual report for the period ended [ ], there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (h) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund's shares arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund's portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;


(i) [For the "F" Reorgs replace rep below for "C" or "D" reorgs with the following: "The Acquiring Fund intends to elect to qualify as a regulated investment company under Section 851 of the Code and will meet on the Closing Date the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. [ For "C" or "D" reorgs:
     For each taxable year of its operation since its inception (including the current taxable year), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code[refer to 817 requirements in case of variable contract funds]. ] The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code.

         (B) Within the times and in the manner prescribed by law, the Acquiring Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any Tax Return that was not filed; and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position;

         (C) The Acquiring Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

         (D) All Tax Returns filed by the Acquiring Fund constitute complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

         (E) The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

         (F) The Acquiring Fund has not been notified that any examinations of the Tax Returns of the Acquiring Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

         (G) The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

         (H) The Acquiring Fund has delivered to the Acquired Fund or made available to the Acquired Fund complete and accurate copies of all Tax Returns of the Acquiring Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquiring Fund. The Acquiring Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

         (I) The Acquiring Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquiring Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

         (J) The Acquiring Fund has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex A;

         (K) The Acquiring Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

         (L) The Acquiring Fund is not a party to a gain recognition agreement under Section 367 of the Code; and

         (M) The Acquiring Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law, except as set forth on
     Schedule 4.1

(j) The Acquiring Fund currently complies in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Fund. All advertising and sales material used by the Acquiring Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(k) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(m) The information to be furnished in writting by the Acquiring Fund or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(n) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

(o) All of the issued and outstanding Acquiring Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p) The prospectus and statement of additional information of the Acquiring Fund, each dated [ ] (collectively, the "Acquiring Fund Prospectus"), and any amendments or supplements thereto, furnished to the Acquired Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

(q) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

(r) The Acquiring Fund tax representation certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.   COVENANTS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2 The Safeco Trust will call a special meeting of theAcquired Fund's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3 The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Safeco Trust will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

5.6 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Safeco Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Safeco Trust shall furnish to the Acquiring Trust, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Safeco Trust.

5.8 Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.9 From and after the date of this Agreement and until the Closing Date, each of the Funds and the Safeco Trust and the Acquiring Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of
Section 368(a)(1)[insert (F), (C) or (D), as applicable] of the Code and shall not take any position inconsistent with such treatment.

5.10 From and after the date of this Agreement and through the time of the Closing on the Closing Date, the each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.11 Each of the Acquired Fund and the Acquiring Fund shall prepare, or cause to be prepared all Tax Returns of the Acquired Fund or the Acquiring Fund, as the case may be, for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. The Acquired Fund and the Acquiring Fund shall make any payments of Taxes required to be made by such Fund with respect to any such Tax Returns.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

6.1 All representations and warranties by the Acquiring Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Acquiring Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Paragraph 6 have been met, and as to such other matters as the Acquired Fund shall reasonably request;

6.3 The Acquiring Fund shall have delivered to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Fund;

6.4 The Acquired Fund shall have received at the Closing a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP, dated as of the Closing Date, in a form reasonably satisfactory to Acquired Fund; and

6.5 The Board of Trustees of the Acquiring Trust shall have approved this Agreement and the transactions contemplated hereby.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1 All representations and warranties of the Safeco Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Safeco Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Safeco Trust's Treasurer or Assistant Treasurer;

7.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate of the Safeco Trust on behalf of the Acquired Fund by its President or Secretary and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Section 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4 The Acquired Fund shall have delivered to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Fund; and

7.5 The Acquiring Fund shall have received at the Closing a favorable opinion of Kirpatrick & Lockhart dated as of the Closing Date, in a form reasonably satisfactory to Acquiring Fund; and

7.6 With respect to the Acquired Fund, the Board of Directors of the Safeco Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8. FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund's shareholders in accordance with the provisions of the Acquired Trust's Instrument of Trust and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4 The Acquiring Trust's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statements shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Safeco Trust and the Acquiring Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of common stock of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. [For "C or "D" reorg only:
"and;"]

[For "C" or "D" reorg only: 8.6 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Section 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.]

9. BROKERAGE FEES AND EXPENSES

9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The parties have been informed by Occum Acquisition Corp and Pioneer Investment Management, Inc. that they will pay all expenses of the Acquired Fund and the Acquiring Fund associated with the preparation, printing and mailing of any and all shareholder notices, communications, proxy statements, and necessary filings with the SEC or any other governmental authority in connection with the transactions contemplated by this Agreement. Except for the foregoing, the Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Fund and the Acquired Fund each agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Acquired Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

(a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(c) by resolution of the Acquiring Fund's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

(d) by resolution of the Safeco Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders; or

(e) if the transactions contemplated by this Agreement shall not have occurred on or prior to [ ] or such other date as the parties may mutually agree upon in writing.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Acquiring Trust, the Safeco Trust or the Acquired Fund, or the directors, trustees or officers of the Safeco Trust, or the Acquired Trust, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Trust pursuant to Paragraph
5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund' Shares to be received by the Acquired Fund Shareholders under this Agreement to the detriment of the Acquired Fund's shareholders without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund, c/o ; with copies to: ., and the Acquiring Fund c/o Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109, Attention: Dorothy E. Bourassa, Esq., with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of the Acquiring Trust and the Safeco Trust shall not be binding upon any of their respective directors, trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Instrument of Trust of the Safeco Trust, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and the directors of the Safeco Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Safeco Trust, acting as such, and neither such authorization by such trustees or directors nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Instrument of Trust of the Safeco Trust, respectively.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.




Attest:                                         [Safeco Trust] on behalf of
                                                [Safeco Fund]


By:                                         By:
   ---------------------------------           ---------------------------------

Name:                                           Name:

Title:  Secretary                               Title:  President





                                                [PIONEER TRUST] on behalf of
Attest:                                         [Pioneer Fund]


By:                                         By:
   ------------------------                    ------------------------

Name:                                       Name:

Title:                                      Title:

Annex A

                        TAX REPRESENTATION CERTIFICATE OF

                    [PIONEER TRUST ON BEHALF OF PIONEER FUND]


This certificate is being delivered in connection with the transaction, to be effected pursuant to the Agreement and Plan of Reorganization made as of , 2004 between [Pioneer Trust], a Delaware statutory Trust (the "Acquiring Trust") on behalf of its series [Pioneer Fund] ("Acquiring Fund") and [Safeco Trust]., a Delaware statutory trust, on behalf of [Safeco Fund] ("Acquired Fund") (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and
(ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

The undersigned officer of Acquiring Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

1. Acquiring Trust is a [statutory][business] trust established under the laws of the [State of Delaware][Commonwealth of Massachusetts], and Acquiring Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes. Acquiring Fund was newly organized solely for the purpose of effecting the transaction and continuing thereafter to operate as a regulated investment company. Prior to the transaction, Acquiring Fund did not and will not engage in any business activities. There shall be no issued and outstanding shares of Acquiring Fund prior to the Closing Date other than those issued to Pioneer Investment Management, Inc. or one of its affiliates in connection with the creation of Acquiring Fund.

2. Neither Acquiring Fund nor any person treated as related to Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) nor any partnership of which Acquiring Fund or any such related person is a partner has any plan or intention to redeem or otherwise acquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under
Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a series of a registered open-end investment company to redeem its own shares.

3. After the transaction, Acquiring Fund will continue the historic business (as defined in Treas. Reg. 1.368-1(d)(2) of Acquired Fund or will use a significant portion of the historic business assets (as defined in Treas. Reg. 1.368-1(d)(3)acquired from Acquired Fund in the ordinary course of a business.

4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the "Code").

5. Any expenses of Acquired Fund incurred in connection with the transaction which are paid or assumed by Acquiring Fund will be expenses of Acquired Fund solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquiring Fund will not pay or assume expenses, if any, incurred by any Acquired Fund Shareholders in connection with the transaction.

6. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

7. Acquiring Fund will properly elect to be treated as a regulated investment company under Subchapter M of the Code and will qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for all taxable years ending after the date of the transaction.

8. Acquiring Fund meets the requirements of a regulated investment company in
Section 368(a)(2)(F) of the Code.

9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

10. Acquiring Fund does not now own and has never owned, directly or indirectly, any shares of Acquired Fund.

11. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Assumed Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of such Assumed Liabilities and the issuance of such Acquiring Fund Shares.

12. Immediately following the transaction, Acquired Fund shareholders will own all of the outstanding Acquiring Fund Shares, other than those issued to Pioneer Investment Management, Inc. or one of its affiliates in connection with the creation of the Acquiring Fund, and will own such shares solely by reason of their ownership of the Acquired Fund Shares immediately prior to the transaction. Acquiring Fund has no plan or intention to issue as part of the transaction any shares of Acquiring Fund other than the Acquiring Fund Shares issued in exchange for Acquired Fund assets.

13. The transaction is being undertaken for valid and substantive business purposes, including facilitating the Acquired Fund becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

14. No Acquired Fund shareholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. Acquiring Fund will not reimburse any Acquired Fund shareholder for Acquired Fund Shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

15. Acquiring Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in the Acquiring Fund.

                                    * * * * *

The undersigned officer of Acquiring Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver to Wilmer Cutler Pickering Hale and Dorr LLP immediately a written notice to that effect.


                                            [PIONEER TRUST] ON BEHALF OF
                                            [PIONEER FUND]


                                            By:
                                               ---------------------------

                                            Name:
                                                 -----------------

                                            Title:
                                                  ------------------------


Dated:

Annex B

                        TAX REPRESENTATION CERTIFICATE OF

                                 [SAFECO TRUST]
                           ON BEHALF OF [SAFECO FUND]


This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization made as of , 2004 between [Pioneer Trust], a Delaware statutory Trust on behalf of its series, [Pioneer Fund] ("Acquiring Fund") and [Safeco Trust]., a Delaware statutory trust ("Safeco Trust"), on behalf of [Safeco Fund] ("Acquired Fund") (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and
(ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

The undersigned officer of the Safeco Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

1. Acquired Fund is a series of the Safeco Trust, a statutory trust organized under the laws of the state of Delaware, and Acquired Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes.

2. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of Acquired Fund (the "Acquired Fund Shares") will be approximately equal to the fair market value of the Acquired Fund Shares with respect to which such Acquiring Fund Shares are received, and the aggregate consideration received by Acquired Fund shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

3. Neither Acquired Fund nor any person "related" to Acquired Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)) nor any partnership in which Acquired Fund or any such related person is a partner has redeemed, acquired or otherwise made any distributions with respect to any shares of the Acquired Fund as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Fund's business as a series of an open-end investment company. To the best knowledge of management of Acquired Fund, there is no plan or intention on the part of shareholders of Acquired Fund to engage in any transaction with Acquired Fund, the Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or any partnership in which Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction, as the case may be, other than in the ordinary course of Acquired Fund's business as a series of an open-end investment company.

4. In the transaction, Acquired Fund will transfer its assets and Assumed Liabilities to Acquiring Fund such that immediately following the transfer, Acquiring Fund will possess all of the same assets and liabilities (other than any liabilities not included in Assumed Liabilities) as were possessed by Acquired Fund immediately prior to the transaction, except for assets used to pay expenses incurred in connection with the transaction and assets distributed to shareholders in redemption of their shares immediately preceding, or in contemplation of, the transaction (other than redemptions and distributions made in the ordinary course of Acquired Fund's business as an open-end investment company) which assets, constitute less than 1% of the net assets of Acquired Fund.

5. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Assumed Liabilities. Acquired Fund will not receive any consideration from Acquiring Fund in connection with the acquisition of Acquired Fund's assets other than the assumption of such Assumed Liabilities and the issuance of such Acquiring Fund Shares.

6. The Assumed Liabilities assumed by Acquiring Fund plus the Assumed Liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business. Acquired Fund is not aware of any liabilities of any kind other than the Acquired Fund Liabilities assumed by the Acquiring Fund.

7. As or the Closing Date, the adjusted basis and the fair market value of the Acquired Fund assets transferred to Acquiring Fund will equal or exceed the Assumed Liabilities within the meaning of Section 357(d) of the Internal Revenue Code of 1986, as amended (the "Code").

8. Acquired Fund currently conducts its historic business within the meaning of Treasury Regulation section 1.368-1(d)(2), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. The Acquired Fund assets transferred to Acquiring Fund will be Acquired Fund's historic business assets within the meaning of Treasury Regulation section 1.368-1(d)(3), which provides that a corporation's historic business assets are the assets used in its historic business.

9. Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives, and its other properties, if any, pursuant to the transaction and will be liquidated promptly thereafter.

10. The expenses of Acquired Fund incurred by it in connection with the transaction which are to be assumed by Acquiring Fund, if any, will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquired Fund will not pay any expenses incurred by its shareholders in connection with the transaction.

11. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

12. Acquired Fund has properly elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies as such as of the time of the Closing on the Closing Date.

13. Acquired Fund meets the requirements of a regulated investment company in
Section 368(a)(2)(F) of the Code.

14. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

15. Acquired Fund does not pay compensation to any shareholder-employee.

16. Immediately following the transaction, Acquired Fund Shareholders will own all of the outstanding Acquiring Fund Shares issued to Acquired Fund pursuant to the transaction and will own such shares solely by reason of their ownership of the Acquired Fund Shares immediately prior to the transaction.

17. Acquired Fund shareholders will not have dissenters' or appraisal rights in the transaction.

18. The transaction is being undertaken for valid and substantial business purposes, including facilitating the Acquired Fund becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

19. Acquired Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in the Acquired Fund.

                                    * * * * *

The undersigned officer of the Safeco Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver to Wilmer Cutler Pickering Hale and Dorr LLP immediately a written notice to that effect.

                                            SAFECO TRUST, ON BEHALF OF
                                            [SAFECO FUND}


                                            By:
                                               ---------------------------------

                                                Name:
                                                         -----------------------

                                                Title:
                                                         -----------------------


Dated:

Annex B - Form of Interim Advisory Agreement
-------

     AGREEMENT dated as of August 2, 2004, between Pioneer Investment Management, Inc. ("Pioneer"), a Delaware corporation and a member of the UniCreditio Italiano Banking Group, Register of Banking Groups, and [SAFECO TRUST], a Delaware statutory trust (the "Trust"), on behalf of its series [SAFECO FUNDS] (the "Fund").

     Whereas, Safeco Asset Management Company has acted as investment advisor to the Fund pursuant to an Investment Advisory Agreement dated (the "Prior Agreement").

     Whereas, the Prior Agreement has been approved by the Board of Trustees of the Trust and the shareholders of the Fund.

     Whereas, the Prior Agreement is being terminated as a result of assignment.

     Whereas, the Board of Trustees has determined to appoint Pioneer as investment adviser to the Fund.

     Whereas, this Agreement is being entered into in reliance upon Rule 15a-4 under the Investment Company Act of 1940, as amended (the "Investment Company Act").

     Now therefore the Trust and Pioneer agree as follow:

     Section 1. The Trust appoints Pioneer as investment adviser of the Funds for the period and on the terms set forth herein. Pioneer accepts such appointment.

     Section 2. Pioneer and the Trust, on behalf of the Fund, hereby agree that the provisions of the Prior Agreement (other than as to the term of the Prior Agreement, the identity of the Adviser and the use of the "Safeco" name) are incorporated herein by reference and made a part hereof as if references to the Adviser were to Pioneer. Without limiting the forgoing, Pioneer shall be entitled to the fee for its services provided for in the Prior Agreement from (but exclusive of) the date hereof until the termination of this Agreement, except as provided in Section 3 below.

     Section 3. In the event that this Agreement is not approved by a majority of the Trust's outstanding voting securities (as such term is used in the Investment Company Act), Pioneer shall be entitled to a fee equal to the cost to Pioneer of performing its services under this Agreement in lieu of the fee provided for in Section 2. For purposes of this Agreement, Pioneer's costs in providing the services under this Agreement shall be equal to the pro rata portion of Pioneer's expenses for the term of this Agreement attributable to its investment company advisory business, calculated as follows: Pioneer cost in providing investment advisory services to its investment companies of the same type (i.e., domestic equity, international, fixed income, money market) multiplied by a fraction the numerator of which shall be the average daily net assets of the Fund during the term of this Agreement and the denominator of which shall be the average month end net assets under Pioneer's management of all of its investment company clients.

     Section 4. The compensation earned by Pioneer under Section 2 of this Agreement shall be held in an interest bearing escrow account with the Fund's custodian. If a majority of the outstanding voting securities approves this Agreement prior to the end of its term, the amount in the escrow account (including any interest earned) shall be paid to Pioneer. If a majority of the outstanding voting securities do not approve this Agreement prior to the end of its term, Pioneer shall be entitled to be paid, out of the escrow account the lesser of (i) the amount in the escrow account (including any interest earned on that amount while in escrow) and (ii) the fee provided for in Section 3 (plus any interest on that amount while in escrow), with any remaining amount in the escrow account being returned to the Fund.

     Section 5. This Agreement shall become effective on August 2, 2004. Unless terminated as provided below, this Agreement shall remain in full force and effect until the earliest of (i) the closing of the reorganization of the Fund into [name of Pioneer Fund], (ii) approval of a Management Contract between the Fund and Pioneer and (iii) a date that is the later of 150 days after the date of the termination of the Prior Agreement or such later date as may be consistent with a rule or interpretive position (formal or informal) of the staff of the Securities and Exchange Commission. This Agreement may be terminated at any time without payment of penalty by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. Pioneer may terminate this Agreement at any time without payment of any penalty on not less than 60 days written notice to the Fund. This Agreement shall automatically terminate upon its assignment as defined in the Investment Company Act.

     In witness whereof, the parties hereto have executed this Agreement as the 2nd(t) day of August 2004.

                                        [SAFECO TRUST]

                                        ----------------------------------------
                                        By:
                                             -----------------------------------
                                        Its:
                                              ----------------------------------



                                        PIONEER INVESTMENT MANAGEMENT, INC.


                                        ----------------------------------------
                                        By:
                                             -----------------------------------
                                        Its:
                                              ----------------------------------

Annex C - ADDITIONAL INFORMATION PERTAINING TO PIONEER
-------

OWNERSHIP OF PIONEER. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano.

PORTFOLIO TRANSACTION POLICIES

All orders for the purchase or sale of portfolio securities are placed on behalf of each Portfolio by Pioneer pursuant to authority contained in the Portfolio's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in non-U.S. equity securities are executed by broker-dealers in non-U.S. countries in which commission rates may not be negotiable (as such rates are in the U.S.).

Pioneer may select broker-dealers that provide brokerage and/or research services to a Portfolio and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Exchange Act, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the Portfolio may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of a Portfolio and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to any of the Portfolios as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to any of the Portfolios. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to any of the Portfolios. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of a Portfolio as well as shares of other investment companies managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolio.

 None of the Portfolios used any brokers affiliated with Pioneer during its most recently completed fiscal year in connection with its portfolio transactions.

SIMILAR FUNDS

Pioneer serves as the investment adviser to each Portfolio in the Pioneer Family of Portfolios. The following table identifies other funds in the Pioneer Family of Funds that have similar investment objectives to the Portfolios described in this proxy statement and provides other information regarding the similar funds.

=============================================================================================================
Pioneer Portfolio            Amount of Management       Net assets of Fund as of   Management fee rate (as
                             Fees waived or expenses    June 30, 2004              a percentage of average
                             reimbursed                                            daily net assets
=============================================================================================================

=============================================================================================================

=============================================================================================================

=============================================================================================================

=============================================================================================================

=============================================================================================================

=============================================================================================================

                           PIONEER BOND VCT PORTFOLIO
                           PIONEER FUND VCT PORTFOLIO
                   PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
                       PIONEER MID CAP VALUE VCT PORTFOLIO
                       PIONEER MONEY MARKET VCT PORTFOLIO
                    PIONEER SMALL CAP VALUE II VCT PORTFOLIO

(each a "Pioneer Portfolio" and each a separate series of Pioneer Variable Contracts Trust)

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2004


     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Proxy Statement and Prospectus (also dated _________, 2004) which covers Class I shares of the relevant Pioneer Portfolio, a series of Pioneer Variable Contracts Trust, to be issued in exchange for shares of the applicable Safeco Portfolio (as detailed below), each a series of Safeco Resource Series Trust. Please retain this Statement of Additional Information for further reference.

     The Prospectus is available to you free of charge (please call [1-800-407-7298]).

INTRODUCTION.................................................................2
EXHIBITS.....................................................................2
ADDITIONAL INFORMATION ABOUT EACH PIONEER PORTFOLIO..........................3
     PORTFOLIO HISTORY.......................................................3
     DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENT RISKS...................3
     MANAGEMENT OF THE PORTFOLIO.............................................3
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................3
     INVESTMENT ADVISORY AND OTHER SERVICES..................................3
     BROKERAGE ALLOCATION AND OTHER PRACTICES................................3
     CAPITAL STOCK AND OTHER SECURITIES......................................3
     PURCHASE, REDEMPTION AND PRICING OF SHARES..............................3
     TAXATION OF EACH PORTFOLIO..............................................3
     UNDERWRITERS............................................................4
     CALCULATION OF PERFORMANCE DATA.........................................4
     FINANCIAL STATEMENTS....................................................4

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated _______, 2004 (the "Proxy Statement and Prospectus") relating to the proposed reorganizations:

     1. Safeco Bond Portfolio into Pioneer Bond VCT Portfolio

     2. Safeco Core Equity Portfolio into Pioneer Fund VCT Portfolio

     3. Safeco Growth Opportunities Portfolio into Pioneer Growth Opportunities VCT Portfolio

     4. Safeco Money Market Portfolio into Pioneer Money Market VCT Portfolio

     5. Safeco Multi-Cap Core Portfolio into Pioneer Mid Cap Value VCT Portfolio

     6. Safeco Small-Cap Value Portfolio into Pioneer Small Cap Value II VCT Portfolio

     Each Safeco Portfolio is a separate series of Safeco Resource Series Trust, and each Pioneer Portfolio is a separate series of Pioneer Variable Contracts Trust. The Proxy Statement and Prospectus is in connection with the solicitation by the management of Safeco Resource Series Trust of proxies to be voted at a Meeting of Shareholders of each Safeco Portfolio to be held on __________, 2004.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Statement of additional information of Pioneer Variable Contracts Trust, dated April 29, 2004 (the "SAI") (File No. 33-84546), as filed with the Securities and Exchange Commission on April 29, 2004 (Accession No. 0001016964-04-000122) and June 1, 2004 (Post-effective amendment no. 31)
     (Accession No. 0001016964-04-000195) are incorporated herein by reference.

2. [Preliminary statement of additional information of Pioneer Bond VCT Portfolio, Pioneer Growth Opportunities VCT Portfolio and Pioneer Small Cap Value II VCT Portfolio, each a newly created series of Pioneer Variable Contracts Trust, dated ________, 2004 (the "SAI") (File No. 33-84546), as filed with the Securities and Exchange Commission on _________, 2004 (Accession No. ______________) is incorporated herein by reference.]
      [To be filed]

3. Safeco Resource Series Trust's statement of additional information, dated April 30, 2004 (File No. 33-06547), as filed with the Securities and Exchange Commission on April 29, 2004 (Accession No. 0001047469-04-014236) is incorporated herein by reference.

3. Safeco Resource Series Trust's Annual Report for the fiscal year ended December 31, 2003 (File No. 811-04717), as filed with the Securities and Exchange Commission on February 25, 2004 (Accession No.
     0001047469-04-005601) is incorporated herein by reference.

4. [Safeco Resource Series Trust's Semi-Annual Report for the period ended June 30, 2004] [To be filed]

5.   [Pro forma financial statements for the following:] [To be filed]

          Safeco Core Equity Portfolio into Pioneer Fund VCT Portfolio
          Safeco Money Market Portfolio into Pioneer Money Market VCT Portfolio

          Pro forma financial statements are not included for the following since the Pioneer Portfolio is a newly created series of Pioneer Variable Contracts Trust and does not have material assets or liabilities:

               Safeco Bond Portfolio into Pioneer Bond VCT Portfolio
               Safeco Growth Opportunities Portfolio into Pioneer Growth Opportunities VCT Portfolio
               Safeco Small-Cap Value Portfolio into Pioneer Small Cap Value II VCT Portfolio


                          ADDITIONAL INFORMATION ABOUT
                             EACH PIONEER PORTFOLIO

PORTFOLIO HISTORY

     For additional information about Pioneer Variable Contracts Trust generally and each Pioneer Portfolio and its histories, see "Fund History" in the SAI.

DESCRIPTION OF EACH PORTFOLIO AND ITS INVESTMENT RISKS

     For additional information about each Pioneer Portfolio's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in the SAI.

MANAGEMENT OF THE PORTFOLIO

     For additional information about Pioneer Variable Contracts Trust's Board of Trustees and officers, see "Trustees and Officers" in the SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For addition information on share ownership of each Pioneer Portfolio, see "Annual Fee, Expense and Other Information."

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information on each Pioneer Portfolio, see "Investment Adviser," "Custodian" and "Independent Auditors" in Pioneer Variable Contracts Trust's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about Pioneer Variable Contracts Trust and each Pioneer Portfolio's brokerage allocation practices, see "Portfolio Transactions" in the SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For additional information about the voting rights and other characteristics of shares of beneficial interest of each Pioneer Portfolio and Pioneer Variable Contracts Trust, see "Description of Shares" in the SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of each Pioneer Portfolio, see "Pricing of Shares" in the SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in each Pioneer Portfolio, see "Tax Status" in the SAI.

UNDERWRITERS

     For additional information about the Pioneer Variable Contracts Trust's principal, see "Principal Underwriter" in the SAI.

CALCULATION OF PERFORMANCE DATA

     For additional information about the investment performance of each Pioneer Portfolio, see "Investment Results" in the SAI.

FINANCIAL STATEMENTS

     For additional information on each Pioneer Portfolio, see "Financial Statements" in Pioneer Variable Contracts Trust's SAI.

                                     PART C

                                OTHER INFORMATION
                        PIONEER VARIABLE CONTRACTS TRUST
                            (on behalf of its series,
                           Pioneer Bond VCT Portfolio
                           Pioneer Fund VCT Portfolio
                   Pioneer Growth Opportunities VCT Portfolio
                       Pioneer Mid Cap Value VCT Portfolio
                       Pioneer Money Market VCT Portfolio
                     Pioneer Small Cap Value II VCT Portfolio)

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Variable Contracts Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 33-84546 and 811-08786) as filed with the Securities and Exchange Commission on June 6, 2004 (Accession No. 0001016964-04-000195), which information is incorporated herein by reference.

(1)(a)     Agreement and Declaration of Trust                                             (1)
(1)(b)     Amendments to Agreement and Declaration of Trust                               (2)(3)(4)(5)(6)(7)(9)
                                                                                          (10)(11)(12)(13)
(1)(c)     Amendment to Agreement and Declaration of Trust to establish
           additional series                                                              (*)

(2)        Amended and Restated By-Laws                                                   (8)

(3)        Not applicable

(4)        Form of Agreement and Plan of Reorganization                                   (14)

(5)        Reference is made to Exhibits (1) and (2) hereof

(6)(a)     Form of Management Contract for Pioneer Bond VCT Portfolio                     (*)
(6)(b)     Management Contract for Pioneer Fund VCT Portfolio                             (8)
(6)(c)     Form of Management Contract for Pioneer Growth Opportunities VCT Portfolio     (*)
(6)(d)     Management Contract for Pioneer Mid Cap Value VCT Portfolio                    (8)
(6)(e)     Management Contract for Pioneer Money Market VCT Portfolio                     (8)
(6)(f)     Form of Management Contract for Pioneer Small Cap Value II VCT Portfolio       (*)

(6)(g)     Expense Limitation Agreement                                                   (*)

(7)        Underwriting Agreement with Pioneer Funds Distributor, Inc.                    (8)

(8)        Not applicable

(9)        Custodian Agreement with Brown Brothers Harriman & Co.                         (*)

(10)(a)    Form of Distribution Plan relating to Class II Shares                          (*)

(10)(b)    Form of Multiple Class Plan Pursuant to Rule 18f-3                             (*)

(11)       Opinion of Counsel (legality of securities being offered)                      (*)

(12)       Form of opinion as to tax matters and consent                                  (*)

(13)(a)    Investment Company Service Agreement with Pioneering Services
           Corporation (*)

(13)(b)    Administration Agreement with Pioneer Investment Management, Inc.              (*)

(14)       Consents of Independent Registered Public Accounting Firm                      (*)

(15)       Not applicable

(16)       Powers of Attorney                                                             (*)

(17)(a)    Code of Ethics                                                                (12)

(17)(b)    Form of Proxy Card                                                             (*)


(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on August 8, 1995 (Accession no. 0000930709-95-000005).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on August 18, 1997 (Accession no. 0000930709-97-000011).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on July 16, 1998 (Accession no. 0000930709-98-000013).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on June 4, 1999 (Accession no. 0000930709-99-000016).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on January 12, 2000 (Accession no. 0000930709-00-000002).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on July 6, 2000 (Accession no. 0000930709-00-000018).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on January 18, 2001 (Accession no. 0001016964-01-000006).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on April 26, 2001 (Accession no. 0001016964-01-500006).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on October 22, 2001 (Accession no. 0000930709-01-500036).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on May 1, 2002 (Accession no. 0001016964-02-000111).

(11) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on February 18, 2003 (Accession no. 0001016964-03-000044).

(12) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on November 18, 2003 (Accession no. 0001016964-03-000241).

(13) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on April 29, 2004 (Accession no. 0001016964-04-000122).

(14) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement.

(*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 20th day of August, 2004.

                                     Pioneer Variable Contracts Trust,
                                              on behalf of its series,
                                     Pioneer Bond VCT Portfolio
                                     Pioneer Fund VCT Portfolio
                                     Pioneer Growth Opportunities VCT Portfolio
                                     Pioneer Mid Cap Value VCT Portfolio
                                     Pioneer Money Market VCT Portfolio
                                     Pioneer Small Cap Value VCT Portfolio

                                     By: /s/ Osbert M. Hood
                                     -------------------------------------------

                                     Osbert M. Hood
                                     Executive Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



         Signature                              Title                                Date

         *                            Chairman of the Board,              August 20, 2004
---------------------------
John F. Cogan, Jr.                    Trustee, and President

         *                            Chief Financial Officer and         August 20, 2004
---------------------------
Vincent Nave                          Treasurer




         *
---------------------------
Mary K. Bush                          Trustee
         *
---------------------------
Richard H. Egdahl                     Trustee
         *
---------------------------
Margaret B.W. Graham                  Trustee

/s/ Osbert M. Hood
---------------------------
Osbert M. Hood                        Trustee

         *
---------------------------
Marguerite A. Piret                   Trustee
         *
---------------------------
Steven K. West                        Trustee
         *
---------------------------
John Winthrop                         Trustee

*  By:  /s/ Osbert M. Hood                                               August 20, 2004
        --------------------------------------------
        Osbert M. Hood, Attorney-in-Fact


                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:


Exhibit No.       Description
(1)(c)            Amendment to Agreement and Declaration of Trust to establish
                  Investor Class Shares

(6)(a)            Form of Management Contract for Pioneer Bond VCT Portfolio

(6)(c)            Form of Management Contract for Pioneer Growth Opportunities
                  VCT Portfolio

(6)(f)            Form of Management Contract for Pioneer Small Cap Value II
                  VCT Portfolio

(6)(g)            Expense Limitation Agreement

(9)               Custodian Agreement

(10)(a)           Form of Distribution Plan relating to Class II Shares

(10)(b)           Form of Multiple Class Plan Pursuant to Rule 18f-3

(11)              Opinion of Counsel

(12)              Form of Opinion as to Tax Matters and Consent

(13)(a)           Investment Company Service Agreement

(13)(b)           Administration Agreement

(14)              Consents of Independent Registered Public Accounting Firm

(16)              Powers of Attorney

(17)(b)           Form of Proxy Card